UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-00945

                                                 Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS KAR CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.7%
Consumer Discretionary—28.8%
Amazon.com, Inc.(1)	25,282	$42,974
Booking Holdings, Inc.(1)	3,796	7,695
Ctrip.com International Ltd. ADR(1)	173,800	8,278
Home Depot, Inc. (The)	57,755	11,268
Las Vegas Sands Corp.	214,043	16,344
McDonald’s Corp.	43,300	6,785
MercadoLibre, Inc.	15,970	4,774
Netflix, Inc.(1)	68,410	26,778
NIKE, Inc. Class B	148,090	11,800
Ross Stores, Inc.	117,866	9,989
Starbucks Corp.	164,421	8,032

		154,717

Consumer Staples—4.8%
Monster Beverage Corp.(1)	295,723	16,945
Philip Morris International, Inc.	107,587	8,686

		25,631

Energy—4.1%
Cabot Oil & Gas Corp.	315,771	7,515
Core Laboratories N.V.	48,749	6,153
Pioneer Natural Resources Co.	43,940	8,315

		21,983

Financials—6.5%
Bank of America Corp.	576,780	16,259
Charles Schwab Corp. (The)	145,678	7,444
MarketAxess Holdings, Inc.	32,880	6,506
SEI Investments Co.	70,930	4,435

		34,644

Health Care—8.7%
Bluebird Bio, Inc.(1)	39,000	6,121
Danaher Corp.	79,102	7,806
HealthEquity, Inc.(1)	142,130	10,674
Illumina, Inc.(1)	36,500	10,194
Zoetis, Inc.	141,517	12,056

		46,851

Industrials—7.4%
Caterpillar, Inc.	64,790	8,790
CoStar Group, Inc.(1)	23,051	9,511
Kansas City Southern	67,520	7,154

	SHARES	VALUE
Industrials—(continued)
Rockwell Automation, Inc.	25,240	$4,196
Roper Technologies, Inc.	36,939	10,192

		39,843

Information Technology—37.4%
Accenture plc Class A	53,458	8,745
Activision Blizzard, Inc.	131,480	10,035
Alibaba Group Holding Ltd. Sponsored ADR(1)	171,560	31,830
Amphenol Corp. Class A	166,048	14,471
Arista Networks, Inc.(1)	28,910	7,444
Facebook, Inc. Class A(1)	168,110	32,667
Gartner, Inc.(1)	42,840	5,693
NVIDIA Corp.	85,350	20,219
Paycom Software, Inc.(1)	105,062	10,383
Tencent Holdings Ltd. ADR	256,950	12,912
Visa, Inc. Class A	166,654	22,073
Workday, Inc. Class A(1)	96,091	11,639
Yandex N.V. Class A(1)	354,114	12,713

		200,824

Materials—2.0%
Ecolab, Inc.	75,006	10,526

TOTAL COMMON STOCKS (Identified Cost $276,197)		535,019

TOTAL LONG-TERM INVESTMENTS—99.7% (Identified Cost $276,197)		535,019

SHORT-TERM INVESTMENT—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(2)	2,160,288	2,160

TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,160)		2,160

TOTAL INVESTMENTS—100.1% (Identified Cost $278,357)		537,179
Other assets and liabilities, net—(0.1)%		(429)

NET ASSETS—100.0%		$536,750

Abbreviation:

ADR	American Depositary Receipt

See Notes to Schedules of Investments

1

VIRTUS KAR CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
United States	85%
China	10
Russia	2
Switzerland	2
Netherlands	1

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$535,019	$535,019
Short-Term Investment	2,160	2,160

Total Investments	$537,179	$537,179

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.5%
Consumer Discretionary—4.7%
Compass Group plc Sponsored ADR	18,598	$403
Las Vegas Sands Corp.	17,320	1,322

		1,725

Consumer Staples—11.1%
Altria Group, Inc.	11,496	653
British American Tobacco plc Sponsored ADR	7,480	377
Clorox Co. (The)	6,335	857
Coca-Cola Co. (The)	25,475	1,117
Imperial Brands plc	12,400	461
Imperial Brands plc Sponsored ADR	15,290	568

		4,033

Energy—11.2%
Royal Dutch Shell plc Class B Sponsored ADR	24,710	1,795
TOTAL S.A. Sponsored ADR	17,590	1,065
Vermilion Energy, Inc.	34,220	1,233

		4,093

Financials—16.5%
Bank of Hawaii Corp.	5,859	489
HSBC Holdings plc Sponsored ADR	32,740	1,543
Royal Bank of Canada	15,990	1,204
SCOR SE Sponsored ADR	213,125	778
Tokio Marine Holdings, Inc.	13,920	653
Zurich Insurance Group AG ADR	44,837	1,323

		5,990

Health Care—11.2%
AstraZeneca plc Sponsored ADR	33,630	1,181
GlaxoSmithKline plc	20,100	405
GlaxoSmithKline plc Sponsored ADR	24,596	991
Merck & Co., Inc.	15,800	959
Sonic Healthcare Ltd. Sponsored ADR	30,560	556

		4,092

Industrials—7.7%
ABB Ltd. Registered Shares	32,620	711
Air New Zealand Ltd.	318,970	686
Port of Tauranga Ltd.	88,200	305
Waste Management, Inc.	4,268	347
Watsco, Inc.	4,205	750

		2,799

	SHARES	VALUE
Information Technology—5.4%
Analog Devices, Inc.	4,990	$479
Cisco Systems, Inc.	7,820	337
Paychex, Inc.	7,040	481
Tieto OYJ	20,560	664

		1,961

Materials—2.6%
Sonoco Products Co.	17,800	934

Real Estate—8.2%
Crown Castle International Corp.	8,330	898
Lamar Advertising Co. Class A	16,510	1,128
Realty Income Corp.	17,590	946

		2,972

Telecommunication Services—11.4%
AT&T, Inc.	32,029	1,028
BCE, Inc.	38,080	1,542
Spark New Zealand Ltd.	629,220	1,590

		4,160

Utilities—8.5%
Duke Energy Corp.	14,930	1,181
Fortis, Inc.	30,530	973
WEC Energy Group, Inc.	14,380	930

		3,084

TOTAL COMMON STOCKS (Identified Cost $34,930)		35,843

TOTAL LONG-TERM INVESTMENTS—98.5% (Identified Cost $34,930)		35,843

SHORT-TERM INVESTMENT—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(1)	421,759	422

TOTAL SHORT-TERM INVESTMENT (Identified Cost $422)		422

See Notes to Schedules of Investments

1

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

TOTAL INVESTMENTS—99.7% (Identified Cost $35,352)	36,265
Other assets and liabilities, net—0.3%	120

NET ASSETS—100.0%	$36,385

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
United States	42%
United Kingdom	21
Canada	14
New Zealand	7
Switzerland	6
France	5
Finland	2
Other	3

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$35,843	$33,602	$2,241
Short-Term Investment	422	422	—

Total Investments	$36,265	$34,024	$2,241

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

Securities held by the Fund with an end of period value of $711, from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities and there were no transfers into or out of Level 3 related to securities held at June 30, 2018 .

VIRTUS KAR MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.3%
Consumer Discretionary—11.1%
Ross Stores, Inc.	78,594	$6,661
Tractor Supply Co.	117,000	8,949
Wynn Resorts Ltd.	28,904	4,837

		20,447

Consumer Staples—8.3%
Lamb Weston Holdings, Inc.	90,900	6,228
Monster Beverage Corp.(1)	156,949	8,993

		15,221

Energy—2.4%
Core Laboratories N.V.	35,155	4,437

Financials—14.4%
Bank of The Ozarks, Inc.	145,050	6,533
First Financial Bankshares, Inc.	73,765	3,755
Houlihan Lokey, Inc.	110,540	5,662
Moody’s Corp.	26,085	4,449
Signature Bank(1)	48,854	6,247

		26,646

Health Care—21.3%
AMN Healthcare Services, Inc.(1)	114,900	6,733
Cooper Cos., Inc. (The)	31,358	7,383
Globus Medical, Inc. Class A(1)	195,900	9,885
West Pharmaceutical Services, Inc.	59,932	5,951
Zoetis, Inc.	109,324	9,313

		39,265

Industrials—22.3%
AMETEK, Inc.	123,700	8,926
Exponent, Inc.	87,480	4,225
Graco, Inc.	146,165	6,610
Lennox International, Inc.	26,800	5,364
Nordson Corp.	44,817	5,755
Verisk Analytics, Inc.(1)	35,200	3,789
WABCO Holdings, Inc.(1)	55,005	6,437

		41,106

Information Technology—15.0%
Amphenol Corp. Class A	84,583	7,371
Aspen Technology, Inc.(1)	88,397	8,198
Broadridge Financial Solutions, Inc.	69,260	7,972

	SHARES	VALUE
Information Technology—(continued)
Skyworks Solutions, Inc.	43,610	$4,215

		27,756

Materials—2.5%
International Flavors & Fragrances, Inc.	37,069	4,595

TOTAL COMMON STOCKS (Identified Cost $143,960)		179,473

TOTAL LONG-TERM INVESTMENTS—97.3% (Identified Cost $143,960)		179,473

SHORT-TERM INVESTMENT—4.7%
Money Market Mutual Fund—4.7%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(2)	8,617,615	8,618

TOTAL SHORT-TERM INVESTMENT (Identified Cost $8,618)		8,618

TOTAL INVESTMENTS—102.0% (Identified Cost $152,578)		188,091
Other assets and liabilities, net—(2.0)%		(3,621)

NET ASSETS—100.0%		$184,470

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$179,473	$179,473
Short-term Investment	8,618	8,618

Total Investments	$188,091	$188,091

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS KAR MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.8%
Consumer Discretionary—22.9%
Ctrip.com International Ltd. ADR(1)	66,795	$3,181
Domino’s Pizza, Inc.	14,835	4,186
Expedia Group, Inc.	17,851	2,146
MercadoLibre, Inc.	12,320	3,683
Netflix, Inc.(1)	24,670	9,657
Pool Corp.	26,085	3,952
Ross Stores, Inc.	30,465	2,582
Under Armour, Inc. Class A(1)	104,960	2,359
Wynn Resorts Ltd.	25,870	4,329

		36,075

Consumer Staples—6.7%
Brown-Forman Corp. Class B	73,025	3,579
McCormick & Co., Inc.	15,230	1,768
Monster Beverage Corp.(1)	90,060	5,160

		10,507

Energy—3.0%
Cabot Oil & Gas Corp.	93,765	2,231
Core Laboratories N.V.	20,140	2,542

		4,773

Financials—7.7%
MarketAxess Holdings, Inc.	19,000	3,760
Northern Trust Corp.	18,360	1,889
SEI Investments Co.	47,430	2,965
Victory Capital Holdings, Inc. Class A(1)	152,666	1,615
Worldpay, Inc. Class A(1)	22,680	1,855

		12,084

Health Care—13.4%
Bluebird Bio, Inc.(1)	9,920	1,557
Diplomat Pharmacy, Inc.(1)	83,180	2,126
HealthEquity, Inc.(1)	60,970	4,579
Illumina, Inc.(1)	13,775	3,847
Mettler-Toledo International, Inc.(1)	2,875	1,664
Teladoc, Inc.(1)	64,890	3,767
Zoetis, Inc.	41,590	3,543

		21,083

Industrials—7.0%
CoStar Group, Inc.(1)	5,780	2,385
Kansas City Southern	20,910	2,216

	SHARES	VALUE
Industrials—(continued)
Rockwell Automation, Inc.	8,470	$1,408
Roper Technologies, Inc.	7,960	2,196
SiteOne Landscape Supply, Inc.(1)	34,460	2,893

		11,098

Information Technology—35.1%
Amphenol Corp. Class A	41,065	3,579
Appian Corp.(1)	61,890	2,238
Arista Networks, Inc.(1)	6,860	1,766
Autohome, Inc. ADR	49,890	5,039
Avalara, Inc.(1)	101,000	5,390
Cargurus, Inc.(1)	37,434	1,301
DocuSign, Inc.(1)	33,242	1,760
Ellie Mae, Inc.(1)	37,120	3,855
Fair Isaac Corp.(1)	14,540	2,811
FleetCor Technologies, Inc.(1)	11,600	2,444
Gartner, Inc.(1)	29,865	3,969
Okta, Inc.(1)	45,955	2,315
Paycom Software, Inc.(1)	32,510	3,213
Teradyne, Inc.	40,670	1,548
Trade Desk, Inc. (The) Class A(1)	28,500	2,673
Workday, Inc. Class A(1)	25,060	3,035
Yandex N.V. Class A(1)	108,245	3,886
Yelp, Inc.(1)	53,340	2,090
Zscaler, Inc.(1)	67,140	2,400

		55,312

TOTAL COMMON STOCKS (Identified Cost $88,758)		150,932

TOTAL LONG-TERM INVESTMENTS—95.8% (Identified Cost $88,758)		150,932

SHORT-TERM INVESTMENT—3.2%
Money Market Mutual Fund—3.2%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(2)	5,033,825	5,034

TOTAL SHORT-TERM INVESTMENT (Identified Cost $5,034)		5,034

See Notes to Schedules of Investments

1

VIRTUS KAR MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

TOTAL INVESTMENTS—99.0% (Identified Cost $93,792)	155,966
Other assets and liabilities, net—1.0%	1,637

NET ASSETS—100.0%	$157,603

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
United States	92%
China	5
Russia	3

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$150,932	$150,932
Short-Term Investment	5,034	5,034

Total Investments	$155,966	$155,966

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS KAR SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—90.9%
Consumer Discretionary—3.6%
Pool Corp.	346,990	$52,569

Consumer Staples—1.9%
PriceSmart, Inc.	314,900	28,499

Energy—4.8%
Core Laboratories N.V.	165,600	20,900
Dril-Quip, Inc.(1)	960,040	49,346

		70,246

Financials—16.7%
Artisan Partners Asset Management, Inc. Class A	920,600	27,756
FactSet Research Systems, Inc.	209,540	41,510
MarketAxess Holdings, Inc.	198,332	39,242
Moelis & Co. Class A	872,060	51,146
Primerica, Inc.	690,312	68,755
RLI Corp.	251,708	16,661

		245,070

Health Care—3.9%
Abaxis, Inc.	681,100	56,538
Atrion Corp.	628	377

		56,915

Industrials—29.1%
Copart, Inc.(1)	1,325,500	74,970
Donaldson Co., Inc.	607,200	27,397
Graco, Inc.	1,101,100	49,792
Old Dominion Freight Line, Inc.	440,530	65,621
RBC Bearings, Inc.(1)	300,648	38,727
Teledyne Technologies, Inc.(1)	352,300	70,129
Toro Co. (The)	579,780	34,932
WABCO Holdings, Inc.(1)	557,950	65,291

		426,859

Information Technology—26.7%
Aspen Technology, Inc.(1)	672,100	62,331
Autohome, Inc. ADR	1,303,500	131,653
CDW Corp.	816,900	65,997
Jack Henry & Associates, Inc.	257,800	33,607
Manhattan Associates, Inc.(1)	343,220	16,135

	SHARES	VALUE
Information Technology—(continued)
Rightmove plc	1,185,200	$82,848

		392,571

Materials—1.4%
AptarGroup, Inc.	222,412	20,769

Real Estate—2.8%
HFF, Inc. Class A	1,204,200	41,364

TOTAL COMMON STOCKS (Identified Cost $993,627)		1,334,862

TOTAL LONG-TERM INVESTMENTS—90.9% (Identified Cost $993,627)		1,334,862

SHORT-TERM INVESTMENT—9.0%
Money Market Mutual Fund—9.0%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(2)	132,931,808	132,932

TOTAL SHORT-TERM INVESTMENT (Identified Cost $132,932)		132,932

TOTAL INVESTMENTS—99.9% (Identified Cost $1,126,559)		1,467,794
Other assets and liabilities, net—0.1%		1,925

NET ASSETS—100.0%		$1,469,719

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS KAR SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
United States	85%
China	9
United Kingdom	6

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$1,334,862	$1,252,014	$82,848
Short-Term Investment	132,932	132,932	—

Total Investments	$1,467,794	$1,384,946	$82,848

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS KAR SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—86.5%
Consumer Discretionary—9.7%
Emerald Expositions Events, Inc.	1,956,200	$40,298
Fox Factory Holding Corp.(1)	3,712,978	172,839
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,786,457	202,018

		415,155

Consumer Staples—3.7%
Chefs’ Warehouse, Inc. (The)(1)	2,615,700	74,547
PriceSmart, Inc.	905,200	81,921

		156,468

Financials—16.3%
FactSet Research Systems, Inc.	579,650	114,829
Financial Engines, Inc.	350,651	15,744
Interactive Brokers Group, Inc. Class A	3,093,516	199,253
MarketAxess Holdings, Inc.	456,800	90,383
Moelis & Co. Class A	2,470,300	144,883
Morningstar, Inc.	1,030,828	132,204

		697,296

Health Care—4.8%
Abaxis, Inc.	1,109,800	92,124
National Research Corp.	1,836,730	68,694
U.S. Physical Therapy, Inc.	460,000	44,160

		204,978

Industrials—16.5%
AAON, Inc.	2,792,766	92,859
Copart, Inc.(1)	3,165,200	179,024
HEICO Corp. Class A	2,939,412	179,157
Old Dominion Freight Line, Inc.	1,270,500	189,254
Omega Flex, Inc.	780,514	61,746

		702,040

Information Technology—35.5%
ANSYS, Inc.(1)	589,300	102,644
Aspen Technology, Inc.(1)	1,666,000	154,505
Auto Trader Group plc	44,131,475	247,330
Autohome, Inc. ADR	4,005,189	404,524
DocuSign, Inc.(1)	2,410,963	127,661
Ellie Mae, Inc.(1)	1,122,850	116,597
Mesa Laboratories, Inc.	85,353	18,016
NVE Corp.	483,690	58,904
Paycom Software, Inc.(1)	679,100	67,115

	SHARES	VALUE
Information Technology—(continued)
Rightmove plc	3,108,515	$217,293

		1,514,589

TOTAL COMMON STOCKS (Identified Cost $2,810,109)		3,690,526

TOTAL LONG-TERM INVESTMENTS—86.5% (Identified Cost $2,810,109)		3,690,526

SHORT-TERM INVESTMENT—13.0%
Money Market Mutual Fund—13.0%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(2)	553,924,230	553,924

TOTAL SHORT-TERM INVESTMENT (Identified Cost $553,924)		553,924

TOTAL INVESTMENTS—99.5% (Identified Cost $3,364,033)		4,244,450
Other assets and liabilities, net—0.5%		20,584

NET ASSETS—100.0%		$4,265,034

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS KAR SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
United States	79%
United Kingdom	11
China	10

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$3,690,526	$3,225,903	$464,623
Short-Term Investment	553,924	553,924	—

Total Investments	$4,244,450	$3,779,827	$464,623

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS KAR SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.5%
Consumer Discretionary—14.2%
Cheesecake Factory, Inc. (The)	475,000	$26,153
Cinemark Holdings, Inc.	472,800	16,586
Sally Beauty Holdings, Inc.(1)	870,651	13,957
Thor Industries, Inc.	181,200	17,647

		74,343

Consumer Staples—6.5%
National Beverage Corp.(1)	206,004	22,022
WD-40 Co.	83,454	12,205

		34,227

Energy—4.2%
Core Laboratories N.V.	173,700	21,923

Financials—17.4%
Artisan Partners Asset Management, Inc. Class A	409,900	12,359
Bank of Hawaii Corp.	227,160	18,950
First Financial Bankshares, Inc.	257,060	13,084
Houlihan Lokey, Inc.	335,346	17,176
Primerica, Inc.	174,563	17,386
RLI Corp.	189,312	12,531

		91,486

Health Care—1.9%
Anika Therapeutics, Inc.(1)	309,790	9,913

Industrials—20.6%
Graco, Inc.	337,481	15,261
Landstar System, Inc.	158,928	17,355
Lincoln Electric Holdings, Inc.	114,610	10,058
RBC Bearings, Inc.(1)	168,100	21,653
SiteOne Landscape Supply, Inc.(1)	311,035	26,118
Watsco, Inc.	97,933	17,459

		107,904

Information Technology—14.2%
American Software, Inc. Class A	542,391	7,903
Badger Meter, Inc.	375,634	16,791
Brooks Automation, Inc.	498,540	16,262
Cass Information Systems, Inc.	256,080	17,623
Jack Henry & Associates, Inc.	120,650	15,728

		74,307

	SHARES	VALUE
Materials—4.0%
Scotts Miracle-Gro Co. (The)	249,301	$20,732

Real Estate—10.5%
HFF, Inc. Class A	373,000	12,813
MGM Growth Properties LLC Class A	818,610	24,935
RE/MAX Holdings, Inc. Class A	333,920	17,514

		55,262

TOTAL COMMON STOCKS (Identified Cost $362,264)		490,097

TOTAL LONG-TERM INVESTMENTS—93.5% (Identified Cost $362,264)		490,097

SHORT-TERM INVESTMENT—6.2%
Money Market Mutual Fund—6.2%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(2)	32,622,117	32,622

TOTAL SHORT-TERM INVESTMENT (Identified Cost $32,622)		32,622

TOTAL INVESTMENTS—99.7% (Identified Cost $394,886)		522,719
Other assets and liabilities, net—0.3%		1,518

NET ASSETS—100.0%		$524,237

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$490,097	$490,097
Short-Term Investment	32,622	32,622

Total Investments	$522,719	$522,719

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS KAR SMALL-MID CAP CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.9%
Consumer Discretionary—10.9%
Pool Corp.	651	$99
Thor Industries, Inc.	680	66
Winmark Corp.	480	71
Wynn Resorts Ltd.	583	98

		334

Energy—3.1%
Core Laboratories N.V.	757	96

Financials—18.1%
Bank of The Ozarks, Inc.	2,176	98
Berkley (W.R.) Corp.	1,294	94
MSCI, Inc.	829	137
Primerica, Inc.	1,140	113
Signature Bank(1)	882	113

		555

Health Care—12.2%
AMN Healthcare Services, Inc.(1)	1,852	109
Cooper Cos., Inc. (The)	518	122
Cotiviti Holdings, Inc.(1)	3,251	143

		374

Industrials—32.0%
Carlisle Cos., Inc.	739	80
Copart, Inc.(1)	1,660	94
Expeditors International of Washington, Inc.	1,698	124
Landstar System, Inc.	745	81
Lennox International, Inc.	578	116
Nordson Corp.	935	120
RBC Bearings, Inc.(1)	1,072	138
Snap-on, Inc.	726	117
WABCO Holdings, Inc.(1)	950	111

		981

Information Technology—20.7%
ANSYS, Inc.(1)	385	67
Aspen Technology, Inc.(1)	1,502	139
CDW Corp.	1,794	145
FLIR Systems, Inc.	1,525	79
Jack Henry & Associates, Inc.	750	98
Teradyne, Inc.	2,858	109

		637

	SHARES	VALUE
Materials—2.9%
Scotts Miracle-Gro Co. (The)	1,084	$90

TOTAL COMMON STOCKS (Identified Cost $3,005)		3,067

TOTAL LONG-TERM INVESTMENTS—99.9% (Identified Cost $3,005)		3,067

SHORT-TERM INVESTMENTS—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(2)	9,977	10

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10)		10

TOTAL INVESTMENTS—100.2% (Identified Cost $3,015)		3,077
Other assets and liabilities, net—(0.2)%		(7)

NET ASSETS—100.0%		$3,070

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$3,067	$3,067
Short-Term Investment	10	10

Total Investments	$3,077	$3,077

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.8%
Consumer Discretionary—13.1%
Advance Auto Parts, Inc.	510	$69
Amazon.com, Inc.(1)(2)	2,813	4,782
Aptiv plc	1,852	170
AutoZone, Inc.(1)	189	127
Best Buy Co., Inc.	1,779	133
Booking Holdings, Inc.(1)(2)	340	689
BorgWarner, Inc.	1,385	60
CarMax, Inc.(1)	1,263	92
Carnival Corp.	2,826	162
CBS Corp. Class B	2,392	134
Charter Communications, Inc. Class A(1)	1,283	376
Chipotle Mexican Grill, Inc.(1)	171	74
Comcast Corp. Class A(2)	31,929	1,048
Darden Restaurants, Inc.	862	92
Discovery, Inc. Class A(1)	1,077	30
Discovery, Inc. Class C(1)	2,351	60
DISH Network Corp. Class A(1)	1,588	53
Dollar General Corp.	1,787	176
Dollar Tree, Inc.(1)	1,643	140
Expedia Group, Inc.	847	102
Foot Locker, Inc.	844	44
Ford Motor Co.(2)	27,238	302
Gap, Inc. (The)	1,524	49
Garmin Ltd.	782	48
General Motors Co.(2)	8,845	348
Genuine Parts Co.	1,020	94
Goodyear Tire & Rubber Co. (The)	1,670	39
H&R Block, Inc.	1,451	33
Hanesbrands, Inc.	2,507	55
Harley-Davidson, Inc.	1,149	48
Hasbro, Inc.	785	72
Hilton Worldwide Holdings, Inc.	1,966	156
Home Depot, Inc. (The)(2)	8,146	1,589
Horton (D.R.), Inc.	2,366	97
Interpublic Group of Cos., Inc. (The)	2,677	63
Kohl’s Corp.	1,172	85
L Brands, Inc.	1,699	63
Leggett & Platt, Inc.	918	41
Lennar Corp. Class A	1,886	99
LKQ Corp.(1)	2,161	69
Lowe’s Cos., Inc.(2)	5,793	554

	SHARES	VALUE
Consumer Discretionary—(continued)
Macy’s, Inc.	2,122	$79
Marriott International, Inc. Class A	2,088	264
Mattel, Inc.	2,386	39
McDonald’s Corp.(2)	5,552	870
MGM Resorts International	3,568	104
Michael Kors Holdings Ltd.(1)	1,056	70
Mohawk Industries, Inc.(1)	442	95
Netflix, Inc.(1)	3,046	1,192
Newell Brands, Inc.	3,368	87
News Corp. Class A	2,674	41
News Corp. Class B	851	13
NIKE, Inc. Class B(2)	9,012	718
Nordstrom, Inc.	817	42
Norwegian Cruise Line Holdings Ltd.(1)	1,442	68
O’Reilly Automotive, Inc.(1)	582	159
Omnicom Group, Inc.	1,607	123
PulteGroup, Inc.	1,829	53
PVH Corp.	535	80
Ralph Lauren Corp.	386	49
Ross Stores, Inc.	2,654	225
Royal Caribbean Cruises Ltd.	1,186	123
Starbucks Corp.(2)	9,820	480
Tapestry, Inc.	1,987	93
Target Corp.(2)	3,775	287
Tiffany & Co.	713	94
TJX Cos., Inc. (The)	4,389	418
Tractor Supply Co.	870	67
TripAdvisor, Inc.(1)	761	42
Twenty-First Century Fox, Inc. Class A(2)	7,343	365
Twenty-First Century Fox, Inc. Class B(2)	3,062	151
Ulta Beauty, Inc.(1)	403	94
Under Armour, Inc. Class A(1)	1,305	29
Under Armour, Inc. Class C(1)	1,290	27
VF Corp.	2,295	187
Viacom, Inc. Class B	2,453	74
Walt Disney Co. (The)(2)	10,517	1,102
Whirlpool Corp.	451	66
Wynn Resorts Ltd.	596	100
Yum! Brands, Inc.	2,317	181

		20,868

Consumer Staples—6.6%
Altria Group, Inc.(2)	11,889	675

See Notes to Schedules of Investments

1

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Consumer Staples—(continued)
Archer-Daniels-Midland Co.	3,512	$161
Brown-Forman Corp. Class B	1,649	81
Campbell Soup Co.	1,203	49
Church & Dwight Co., Inc.	1,526	81
Clorox Co. (The)	809	109
Coca-Cola Co. (The)(2)	24,061	1,055
Colgate-Palmolive Co.(2)	5,474	355
Conagra Brands, Inc.	2,513	90
Constellation Brands, Inc. Class A	1,082	237
Costco Wholesale Corp.(2)	2,732	571
Coty, Inc. Class A	2,947	42
CVS Health Corp.(2)	6,343	408
Dr. Pepper Snapple Group, Inc.	1,127	138
Estee Lauder Cos., Inc. (The) Class A	1,398	199
General Mills, Inc.	3,556	157
Hershey Co. (The)	882	82
Hormel Foods Corp.	1,692	63
J.M. Smucker Co. (The)	708	76
Kellogg Co.	1,553	109
Kimberly-Clark Corp.	2,194	231
Kraft Heinz Co.(The)(2)	3,728	234
Kroger Co. (The)	5,054	144
McCormick & Co., Inc.	757	88
Molson Coors Brewing Co. Class B	1,162	79
Mondelez International, Inc. Class A(2)	9,319	382
Monster Beverage Corp.(1)	2,606	149
PepsiCo, Inc.(2)	8,885	967
Philip Morris International, Inc.(2)	9,755	788
Procter & Gamble Co. (The)(2)	15,746	1,229
Sysco Corp.	3,024	207
Tyson Foods, Inc. Class A	1,865	128
Walgreens Boots Alliance, Inc.(2)	5,332	320
Walmart, Inc.(2)	9,086	778

		10,462

Energy—6.3%
Anadarko Petroleum Corp.	3,607	264
Andeavor	992	130
Apache Corp.	2,679	125
Baker Hughes a GE Co.	2,964	98
Cabot Oil & Gas Corp.	3,226	77
Chevron Corp.(2)	13,256	1,676
Cimarex Energy Co.	667	68

	SHARES	VALUE
Energy—(continued)
Concho Resources, Inc.(1)	1,041	$144
ConocoPhillips(2)	8,136	566
Devon Energy Corp.	3,683	162
EOG Resources, Inc.	4,031	502
EQT Corp.	1,705	94
Exxon Mobil Corp.(2)	29,355	2,429
Halliburton Co.(2)	6,117	276
Helmerich & Payne, Inc.	763	49
Hess Corp.	1,887	126
Kinder Morgan, Inc.(2)	13,242	234
Marathon Oil Corp.	5,940	124
Marathon Petroleum Corp.	3,319	233
National Oilwell Varco, Inc.	2,677	116
Newfield Exploration Co.(1)	1,402	42
Noble Energy, Inc.	3,445	122
Occidental Petroleum Corp.(2)	5,349	448
ONEOK, Inc.	2,863	200
Phillips 66	2,932	329
Pioneer Natural Resources Co.	1,191	225
Range Resources Corp.	1,593	27
Schlumberger Ltd.(2)	9,701	650
TechnipFMC plc	3,158	100
Valero Energy Corp.	3,029	336
Williams Cos., Inc. (The)	5,773	156

		10,128

Financials—12.6%
Affiliated Managers Group, Inc.	343	51
Aflac, Inc.	4,903	211
Allstate Corp. (The)(2)	2,220	203
American Express Co.(2)	4,534	444
American International Group, Inc.(2)	5,623	298
Ameriprise Financial, Inc.	916	128
AON plc	1,546	212
Assurant, Inc.	331	34
Bank of America Corp.(2)	60,508	1,706
Bank of New York Mellon Corp. (The)(2)	6,345	342
BB&T Corp.	4,894	247
Berkshire Hathaway, Inc. Class B(1)(2)	12,058	2,251
BlackRock, Inc.(2)	779	389
Brighthouse Financial, Inc.(1)(2)	599	24
Capital One Financial Corp.(2)	3,032	279
CBOE Global Markets, Inc.	710	74

See Notes to Schedules of Investments

2

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Charles Schwab Corp. (The)	7,501	$383
Chubb Ltd.	2,901	369
Cincinnati Financial Corp.	937	63
Citigroup, Inc.(2)	16,140	1,080
Citizens Financial Group, Inc.	3,069	119
CME Group, Inc.	2,150	352
Comerica, Inc.	1,088	99
Discover Financial Services	2,231	157
E*TRADE Financial Corp.(1)	1,681	103
Everest Re Group Ltd.	256	59
Fifth Third Bancorp	4,371	125
Franklin Resources, Inc.	2,045	66
Gallagher (Arthur J.) & Co.	1,136	74
Goldman Sachs Group, Inc. (The)(2)	2,232	492
Hartford Financial Services Group, Inc. (The)	2,236	114
Huntington Bancshares, Inc.	6,986	103
Intercontinental Exchange, Inc.	3,663	269
Invesco Ltd.	2,561	68
Jefferies Financial Group, Inc.	1,983	45
JPMorgan Chase & Co.(2)	21,599	2,251
KeyCorp	6,704	131
Lincoln National Corp.	1,384	86
Loews Corp.	1,692	82
M&T Bank Corp.	943	160
Marsh & McLennan Cos., Inc.	3,173	260
MetLife, Inc.(2)	6,544	285
Moody’s Corp.	1,041	178
Morgan Stanley(2)	8,699	412
MSCI, Inc.	565	94
Nasdaq, Inc.	733	67
Northern Trust Corp.	1,339	138
People’s United Financial, Inc.	2,188	40
PNC Financial Services Group, Inc. (The)	2,957	400
Principal Financial Group, Inc.	1,692	90
Progressive Corp. (The)	3,646	216
Prudential Financial, Inc.	2,666	249
Raymond James Financial, Inc.	820	73
Regions Financial Corp.	7,093	126
S&P Global, Inc.	1,597	326
State Street Corp.	2,301	214
SunTrust Banks, Inc.	2,948	195
SVB Financial Group(1)	332	96
Synchrony Financial	4,495	150

	SHARES	VALUE
Financials—(continued)
T. Rowe Price Group, Inc.	1,533	$178
Torchmark Corp.	668	54
Travelers Cos., Inc. (The)	1,706	209
U.S. Bancorp(2)	9,859	493
Unum Group	1,391	51
Wells Fargo & Co.(2)	27,639	1,532
Willis Towers Watson plc	843	128
XL Group Ltd.	1,612	90
Zions Bancorporation	1,239	65

		20,152

Health Care—12.5%
Abbott Laboratories(2)	10,895	664
AbbVie, Inc.(2)	9,978	924
ABIOMED, Inc.(1)	263	108
Aetna, Inc.	2,047	376
Agilent Technologies, Inc.	2,027	125
Alexion Pharmaceuticals, Inc.(1)	1,381	171
Align Technology, Inc.(1)	454	155
Allergan plc(2)	2,072	345
AmerisourceBergen Corp.	1,019	87
Amgen, Inc.(2)	4,198	775
Anthem, Inc.	1,606	382
Baxter International, Inc.	3,119	230
Becton, Dickinson & Co.	1,669	400
Biogen, Inc.(1)(2)	1,324	384
Boston Scientific Corp.(1)	8,622	282
Bristol-Myers Squibb Co.(2)	10,150	562
Cardinal Health, Inc.	1,968	96
Celgene Corp.(1)(2)	4,683	372
Centene Corp.(1)	1,235	152
Cerner Corp.(1)	1,974	118
Cigna Corp.	1,517	258
Cooper Cos., Inc. (The)	306	72
Danaher Corp.(2)	3,855	380
DaVita, Inc.(1)	912	63
DENTSPLY SIRONA, Inc.	1,439	63
Edwards Lifesciences Corp.(1)	1,312	191
Eli Lilly & Co.(2)	6,042	516
Envision Healthcare Corp.(1)	757	33
Express Scripts Holding Co.(1)	3,548	274
Gilead Sciences, Inc.(2)	8,176	579
HCA Healthcare, Inc.	1,752	180

See Notes to Schedules of Investments

3

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Henry Schein, Inc.(1)	965	$70
Hologic, Inc.(1)	1,735	69
Humana, Inc.	862	257
IDEXX Laboratories, Inc.(1)	544	119
Illumina, Inc.(1)	921	257
Incyte Corp.(1)	1,094	73
Intuitive Surgical, Inc.(1)	705	337
IQVIA Holdings, Inc.(1)	912	91
Johnson & Johnson(2)	16,837	2,043
Laboratory Corp. of America Holdings(1)	640	115
McKesson Corp.	1,290	172
Medtronic plc(2)	8,486	727
Merck & Co., Inc.(2)	16,895	1,026
Mettler-Toledo International, Inc.(1)	159	92
Mylan NV(1)	3,202	116
Nektar Therapeutics(1)	1,009	49
PerkinElmer, Inc.	694	51
Perrigo Co., plc	823	60
Pfizer, Inc.(2)	37,229	1,351
Quest Diagnostics, Inc.	852	94
Regeneron Pharmaceuticals, Inc.(1)	478	165
ResMed, Inc.	896	93
Stryker Corp.	2,017	341
Thermo Fisher Scientific, Inc.	2,517	521
UnitedHealth Group, Inc.(2)	6,110	1,499
Universal Health Services, Inc. Class B	544	61
Varian Medical Systems, Inc.(1)	574	65
Vertex Pharmaceuticals, Inc.(1)	1,588	270
Waters Corp.(1)	496	96
Zimmer Biomet Holdings, Inc.	1,272	142
Zoetis, Inc.	3,057	260

		19,999

Industrials—8.7%
3M Co.(2)	3,745	737
A.O. Smith Corp.	914	54
Acuity Brands, Inc.	267	31
Alaska Air Group, Inc.	770	47
Allegion plc	599	46
American Airlines Group, Inc.	2,645	100
AMETEK, Inc.	1,451	105
Arconic, Inc.	2,689	46
Boeing Co. (The)(2)	3,543	1,189

	SHARES	VALUE
Industrials—(continued)
Caterpillar, Inc.(2)	3,804	$516
Cintas Corp.	542	100
CSX Corp.	5,581	356
Cummins, Inc.	980	130
Deere & Co.	2,049	286
Delta Air Lines, Inc.	4,090	203
Dover Corp.	967	71
Eaton Corp. plc	2,767	207
Emerson Electric Co.(2)	3,980	275
Equifax, Inc.	752	94
Expeditors International of Washington, Inc.	1,111	81
Fastenal Co.	1,806	87
FedEx Corp.(2)	1,549	352
Flowserve Corp.	824	33
Fluor Corp.	876	43
Fortive Corp.	1,929	149
Fortune Brands Home & Security, Inc.	954	51
General Dynamics Corp.(2)	1,745	325
General Electric Co.(2)	54,897	747
Harris Corp.	746	108
Honeywell International, Inc.(2)	4,739	683
Hunt (JB) Transport Services, Inc.	540	66
Huntington Ingalls Industries, Inc.	285	62
IHS Markit Ltd.(1)	2,277	117
Illinois Tool Works, Inc.	1,928	267
Ingersoll-Rand plc	1,574	141
Jacobs Engineering Group, Inc.	760	48
Johnson Controls International plc	5,798	194
Kansas City Southern	646	68
L3 Technologies, Inc.	494	95
Lockheed Martin Corp.(2)	1,559	461
Masco Corp.	1,979	74
Nielsen Holdings plc	2,134	66
Norfolk Southern Corp.	1,773	268
Northrop Grumman Corp.	1,096	337
PACCAR, Inc.	2,219	137
Parker-Hannifin Corp.	838	131
Pentair plc	1,043	44
Quanta Services, Inc.(1)	968	32
Raytheon Co.(2)	1,814	350
Republic Services, Inc.	1,410	96
Robert Half International, Inc.	782	51
Robinson (C.H.) Worldwide, Inc.	880	74

See Notes to Schedules of Investments

4

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Rockwell Automation, Inc.	803	$133
Rockwell Collins, Inc.	1,028	138
Roper Technologies, Inc.	644	178
Snap-on, Inc.	355	57
Southwest Airlines Co.	3,392	173
Stanley Black & Decker, Inc.	965	128
Stericycle, Inc.(1)	539	35
Textron, Inc.	1,645	108
TransDigm Group, Inc.	304	105
Union Pacific Corp.(2)	4,923	698
United Continental Holdings, Inc.(1)	1,521	106
United Parcel Service, Inc. Class B(2)	4,329	460
United Rentals, Inc.(1)	536	79
United Technologies Corp.(2)	4,656	582
Verisk Analytics, Inc.(1)	971	105
W.W. Grainger, Inc.	320	99
Waste Management, Inc.	2,497	203
Xylem, Inc.	1,130	76

		13,894

Information Technology—26.0%
Accenture plc Class A(2)	4,283	701
Activision Blizzard, Inc.	5,267	402
Adobe Systems, Inc.(1)	3,504	854
Advanced Micro Devices, Inc.(1)	5,756	86
Akamai Technologies, Inc.(1)	1,180	86
Alliance Data Systems Corp.	338	79
Alphabet, Inc. Class A(1)(2)	2,062	2,328
Alphabet, Inc. Class C(1)(2)	2,106	2,350
Amphenol Corp. Class A	2,098	183
Analog Devices, Inc.	2,568	246
ANSYS, Inc.(1)	578	101
Apple, Inc.(2)	35,192	6,514
Applied Materials, Inc.	7,376	341
Autodesk, Inc.(1)	1,537	202
Automatic Data Processing, Inc.	3,067	411
Broadcom, Inc.	2,842	690
CA, Inc.	2,167	77
Cadence Design Systems, Inc.(1)	1,958	85
Cisco Systems, Inc.(2)	33,618	1,447
Citrix Systems, Inc.(1)	895	94
Cognizant Technology Solutions Corp. Class A	4,019	318
Corning, Inc.	5,990	165

	SHARES	VALUE
Information Technology—(continued)
DXC Technology Co.	1,976	$159
eBay, Inc.(1)	6,527	237
Electronic Arts, Inc.(1)	2,116	298
F5 Networks, Inc.(1)	429	74
Facebook, Inc. Class A(1)(2)	16,664	3,238
Fidelity National Information Services, Inc.	2,295	243
Fiserv, Inc.(1)	2,849	211
FLIR Systems, Inc.	959	50
Gartner, Inc.(1)	626	83
Global Payments, Inc.	1,100	123
Hewlett Packard Enterprise Co.	10,863	159
HP, Inc.	11,378	258
Intel Corp.(2)	32,596	1,620
International Business Machines Corp.(2)	5,939	830
Intuit, Inc.	1,685	344
IPG Photonics Corp.(1)	263	58
Juniper Networks, Inc.	2,371	65
KLA-Tencor Corp.	1,089	112
Lam Research Corp.	1,141	197
Mastercard, Inc. Class A(2)	6,363	1,250
Microchip Technology, Inc.	1,637	149
Micron Technology, Inc.(1)	8,058	423
Microsoft Corp.(2)	53,228	5,249
Motorola Solutions, Inc.	1,119	130
NetApp, Inc.	1,857	146
NVIDIA Corp.	4,216	999
Oracle Corp.(2)	20,948	923
Paychex, Inc.	2,208	151
PayPal Holdings, Inc.(1)(2)	7,882	656
Qorvo, Inc.(1)	874	70
QUALCOMM, Inc.(2)	10,180	571
Red Hat, Inc.(1)	1,230	165
salesforce.com, Inc.(1)	4,802	655
Seagate Technology plc	1,990	112
Skyworks Solutions, Inc.	1,266	122
Symantec Corp.	4,294	89
Synopsys, Inc.(1)	1,029	88
Take-Two Interactive Software, Inc.(1)	794	94
TE Connectivity Ltd.	2,422	218
Texas Instruments, Inc.(2)	6,822	752
Total System Services, Inc.	1,149	97
Twitter, Inc.(1)	4,508	197
VeriSign, Inc.(1)	663	91

See Notes to Schedules of Investments

5

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Visa, Inc. Class A(2)	12,399	$1,642
Western Digital Corp.	2,076	161
Western Union Co. (The)	3,168	64
Xerox Corp.	1,482	36
Xilinx, Inc.	1,765	115

		41,534

Materials—2.4%
Air Products & Chemicals, Inc.	1,370	213
Albemarle Corp.	697	66
Avery Dennison Corp.	552	56
Ball Corp.	2,209	79
CF Industries Holdings, Inc.	1,465	65
DowDuPont, Inc.(2)	14,746	972
Eastman Chemical Co.	895	89
Ecolab, Inc.	1,630	229
FMC Corp.	841	75
Freeport-McMoRan, Inc.	8,574	148
International Flavors & Fragrances, Inc.	493	61
International Paper Co.	2,621	137
LyondellBasell Industries N.V. Class A	1,964	216
Martin Marietta Materials, Inc.	393	88
Mosaic Co. (The)	2,206	62
Newmont Mining Corp.	3,388	128
Nucor Corp.	1,989	124
Packaging Corp. of America	599	67
PPG Industries, Inc.	1,584	164
Praxair, Inc.	1,807	286
Sealed Air Corp.	1,048	45
Sherwin-Williams Co. (The)	521	212
Vulcan Materials Co.	831	107
WestRock Co.	1,619	92

		3,781

Real Estate—2.9%
Alexandria Real Estate Equities, Inc.	701	88
American Tower Corp.	3,045	439
Apartment Investment & Management Co. Class A	1,092	46
AvalonBay Communities, Inc.	958	165
Boston Properties, Inc.	1,072	134
CBRE Group, Inc. Class A(1)	2,109	101
Crown Castle International Corp.	2,870	309
Digital Realty Trust, Inc.	1,423	159

	SHARES	VALUE
Real Estate—(continued)
Duke Realty Corp.	2,477	$72
Equinix, Inc.	552	237
Equity Residential	2,545	162
Essex Property Trust, Inc.	459	110
Extra Space Storage, Inc.	873	87
Federal Realty Investment Trust	506	64
GGP, Inc.	4,382	90
HCP, Inc.	3,249	84
Host Hotels & Resorts, Inc.	5,083	107
Iron Mountain, Inc.	1,974	69
Kimco Realty Corp.	2,922	50
Macerich Co. (The)	755	43
Mid-America Apartment Communities, Inc.	784	79
Prologis, Inc.	3,701	243
Public Storage	1,040	236
Realty Income Corp.	1,974	106
Regency Centers Corp.	1,035	64
SBA Communications, Corp.(1)	807	133
Simon Property Group, Inc.(2)	2,153	366
SL Green Realty Corp.	628	63
UDR, Inc.	1,855	70
Ventas, Inc.	2,473	141
Vornado Realty Trust	1,199	89
Welltower, Inc.	2,560	161
Weyerhaeuser Co.	5,234	191

		4,558

Telecommunication Services—2.0%
AT&T, Inc.(2)	50,222	1,613
CenturyLink, Inc.	6,721	125
Verizon Communications, Inc.(2)	28,442	1,431

		3,169

Utilities—2.7%
AES Corp.	4,150	56
Alliant Energy Corp.	1,448	61
Ameren Corp.	1,523	93
American Electric Power Co., Inc.	3,075	213
American Water Works Co., Inc.	1,120	96
CenterPoint Energy, Inc.	2,706	75
CMS Energy Corp.	1,768	84
Consolidated Edison, Inc.	1,943	151
Dominion Energy, Inc.	4,078	278
DTE Energy Co.	1,134	118

See Notes to Schedules of Investments

6

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Duke Energy Corp.(2)	4,381	$346
Edison International	2,036	129
Entergy Corp.	1,130	91
Evergy, Inc.	1,698	95
Eversource Energy	1,983	116
Exelon Corp.(2)	6,054	258
FirstEnergy Corp.	2,784	100
NextEra Energy, Inc.(2)	2,943	492
NiSource, Inc.	2,112	55
NRG Energy, Inc.	1,891	58
PG&E Corp.	3,223	137
Pinnacle West Capital Corp.	702	57
PPL Corp.	4,349	124
Public Service Enterprise Group, Inc.	3,159	171
SCANA Corp.	893	34
Sempra Energy	1,605	186
Southern Co. (The)(2)	6,320	293
WEC Energy Group, Inc.	1,975	128
Xcel Energy, Inc.	3,174	145

		4,240

TOTAL COMMON STOCKS (Identified Cost $131,234)		152,785

EXCHANGE-TRADED FUND(3)—3.1%
Invesco S&P 500 High Beta ETF	113,992	4,899

TOTAL EXCHANGE-TRADED FUND (Identified Cost $5,144)		4,899

TOTAL LONG-TERM INVESTMENTS—98.9% (Identified Cost $136,378)		157,684

SHORT-TERM INVESTMENTS—1.4%
Purchased Options—0.1%
(See the open purchased options table on page 8 for the detailed information)

TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $359)		139

	SHARES	VALUE
Money Market Mutual Fund(3)—1.3%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)	2,065,097	$2,065

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,424)		2,204

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.3% (Identified Cost $138,802)		159,888

WRITTEN OPTIONS—(0.3)%
(See the open written options table on page 8 for the detailed information)

TOTAL WRITTEN OPTIONS—(0.3)% (Premiums Received $701)		(383)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—100.0% (Identified Cost $138,101)		159,505

Other assets and liabilities, net—0.0%		19

NET ASSETS—100.0%		$159,524

Abbreviation:

ETF	Exchange-Traded Fund

Footnote Legend:

(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

7

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

Open Purchased Options contracts as of June 30, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Options
S&P 500® Index	234	$68,445	$2,925	7/2/2018	$—
S&P 500® Index	232	67,628	2,915	7/3/2018	—
S&P 500® Index	269	77,741	2,890	7/6/2018	1
S&P 500® Index	231	66,528	2,880	7/9/2018	—
S&P 500® Index	228	65,778	2,885	7/11/2018	—
S&P 500® Index	212	61,480	2,900	7/13/2018	—

					1

Put Options
S&P 500® Index	234	60,606	2,590	7/2/2018	5
S&P 500® Index	232	60,320	2,600	7/3/2018	10
S&P 500® Index	269	69,402	2,580	7/6/2018	28
S&P 500® Index	231	58,212	2,520	7/9/2018	17
S&P 500® Index	228	57,114	2,505	7/11/2018	28
S&P 500® Index	212	53,742	2,535	7/13/2018	50

					138

Total Purchased Options					$139

Open Written Options contracts as of June 30, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Options
S&P 500® Index	234	$66,807	$2,855	7/2/2018	$(1)
S&P 500® Index	232	66,236	2,855	7/3/2018	—
S&P 500® Index	269	76,127	2,830	7/6/2018	(1)
S&P 500® Index	231	64,911	2,810	7/9/2018	(7)
S&P 500® Index	228	64,182	2,815	7/11/2018	(17)
S&P 500® Index	212	59,890	2,825	7/13/2018	(3)

					(29)

Put Options
S&P 500® Index	234	62,244	2,660	7/2/2018	(18)
S&P 500® Index	232	61,944	2,670	7/3/2018	(51)
S&P 500® Index	269	71,016	2,640	7/6/2018	(74)
S&P 500® Index	231	59,829	2,590	7/9/2018	(39)
S&P 500® Index	228	58,710	2,575	7/11/2018	(51)
S&P 500® Index	212	55,332	2,610	7/13/2018	(121)

					(354)

Total Written Options					$(383)

Footnote Legend:

(1)	Strike price not reported in thousands.

See Notes to Schedules of Investments

8

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$152,785	$152,785	$—
Exchange-Traded Fund	4,899	4,899	—
Purchased Options	139	43	96	(1)
Short-Term Investment	2,065	2,065	—

Total Investments before Written Options	$159,888	$159,792	$96

Liabilities:
Written Options	$(383)	$(220)	$(163	)(1)

Total Investments net of Written Options	$159,505	$159,572	$(67)

(1)

The purchased options and written options contracts that have been valued at zero on the open purchased options contracts and the open written options contracts tables are considered to be Level 2 investments in this table.

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—2.4%
U.S. Treasury Bond 2.500%, 2/15/46	$7,525	$6,834
U.S. Treasury Note
1.375%, 4/30/20	4,260	4,173
1.625%, 2/15/26	730	670

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $11,605)		11,677

MUNICIPAL BONDS—1.5%
California—0.5%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,275	1,917
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	386

		2,303

Georgia—0.1%
Rockdale County Water & Sewerage Authority
Revenue Taxable 3.060%, 7/1/24	600	593

New York—0.8%
New York City Transitional Finance Authority
Future Tax Secured Revenue Series A-3 5.000%,
8/1/40	1,630	1,873
Port Authority of New York & New Jersey,
Consolidated Bonds Revenue 5.000%, 4/15/57	1,560	1,767

		3,640

Virginia—0.1%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	640	649

TOTAL MUNICIPAL BONDS (Identified Cost $7,278)		7,185

FOREIGN GOVERNMENT SECURITIES—0.8%
Argentine Republic
7.500%, 4/22/26	505	466
5.875%, 1/11/28	165	134
7.625%, 4/22/46	195	157
6.875%, 1/11/48	165	124
Dominican Republic 144A 5.950%, 1/25/27(3)	565	558
Kingdom of Abu Dhabi 144A 2.500%, 10/11/22(3)	505	484
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	485	433
Republic of South Africa

	PAR VALUE	VALUE
4.665%, 1/17/24	$435	$428
4.300%, 10/12/28	445	397
Republic of Turkey 7.375%, 2/5/25	268	277
Sultanate of Oman
144A, 5.375%, 3/8/27(3)	240	226
144A, 5.625%, 1/17/28(3)	200	188

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $4,215)		3,872

MORTGAGE-BACKED SECURITIES—6.7%
Agency—1.9%
Federal Home Loan Mortgage Corporation
Pool #A46224, 5.000%, 7/1/35	133	142
Pool #G01980, 5.000%, 12/1/35	455	490
Pool #A62213, 6.000%, 6/1/37	209	233
Pool #G08628, 4.000%, 2/1/45	403	412
Pool #G08702, 3.500%, 4/1/46	626	624
Federal National Mortgage Association
Pool #776432, 4.000%, 7/1/19	1	1
Pool #254549, 6.000%, 12/1/32	35	39
Pool #735061, 6.000%, 11/1/34	276	304
Pool #880117, 5.500%, 4/1/36	4	4
Pool #938574, 5.500%, 9/1/36	147	159
Pool #310041, 6.500%, 5/1/37	218	244
Pool #909092, 6.000%, 9/1/37	10	11
Pool #972569, 5.000%, 3/1/38	167	180
Pool #909175, 5.500%, 4/1/38	102	109
Pool #929625, 5.500%, 6/1/38	158	172
Pool #909220, 6.000%, 8/1/38	77	85
Pool #931995, 5.000%, 9/1/39	183	197
Pool #931983, 5.500%, 9/1/39	1,101	1,188
Pool #AE2496, 4.500%, 9/1/40	381	403
Pool #AO8769, 3.500%, 8/1/42	576	578
Pool #AL3000, 3.500%, 12/1/42	623	624
Pool #MA2471, 3.500%, 12/1/45	134	134
Pool #MA2495, 3.500%, 1/1/46	680	679
Pool #AS6515, 4.000%, 1/1/46	347	354
Pool #AS8483, 3.000%, 12/1/46	825	800
Pool #AS9393, 4.000%, 4/1/47	610	623

		8,789

Non-Agency—4.8%
American Homes 4 Rent Trust

See Notes to Schedules of Investments

1

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
2014-SFR2, C 144A, 4.705%, 10/17/36(3)	$615	$636
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	130	135
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	876	867
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (1 month LIBOR - 5.850%) 4.299%, 6/25/33(2)	378	375
AMSR Trust 2016-SFR1, C 144A , (1 month LIBOR + 2.250%) 4.335%, 11/17/33(2)(3)	243	243
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A, 3.258%, 4/27/48(2)(3)	359	359
2018-2, A1 144A, 3.674%, 7/27/48(2)(3)	275	275
Aventura Mall Trust 2013-AVM, C 144A 3.867%, 12/5/32(2)(3)	580	590
Banc of America Funding Trust
2004-B, 2A1, 3.835%, 11/20/34(2)	81	81
2005-1, 1A1, 5.500%, 2/25/35	196	197
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	108	109
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.153%, 5/25/34(2)	359	358
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(3)	500	488
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	390	400
2017-SPL5, B1 144A, 4.000%, 6/28/57(2)(3)	100	102
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	145	149
2017-SPL3, B1 144A, 4.250%, 11/28/53(2)(3)	355	366
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	270	272
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(2)(3)	899	885
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 4.223%, 12/17/33(2)(3)	485	485
COLT Mortgage Loan Trust Funding LLC
2017-1, A3 144A, 3.074%, 5/27/47(2)(3)	86	86
2018-1, A1 144A, 2.930%, 2/25/48(2)(3)	274	272
Credit Suisse Commercial Mortgage-Backed Trust
2006-8, 3A1 6.000%, 10/25/21	119	110

	PAR VALUE	VALUE
Non-Agency—(continued)
Galton Funding Mortgage Trust
2017-1, A21 144A, 3.500%, 7/25/56(2)(3)	$229	$228
2018-1, A23 144A, 3.500%, 11/25/57(2)(3)	129	127
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	110	111
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	487
Jefferies Resecuritization Trust 2014-R1, 1A1 144A 4.000%, 12/27/37(2)(3)	7	7
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	253	256
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	300	304
JPMorgan Chase Mortgage Trust
2004-A4, 2A1, 3.684%, 9/25/34(2)	312	317
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	339	336
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	360	357
2017-3, 2A2 144A, 2.500%, 8/25/47(2)(3)	228	219
2017-5, A1 144A, 3.173%, 10/26/48(2)(3)	658	649
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	234	229
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	157	158
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)	199	203
MetLife Securitization Trust 2017-1A, M1 144A 3.646%, 4/25/55(2)(3)	100	100
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS, 4.266%, 11/15/46	275	283
2015-C22, AS, 3.561%, 4/15/48	835	819
Motel 6 Trust 2017-MTL6, A 144A , (1 month LIBOR + 0.920%) 2.993%, 8/15/34(2)(3)	616	616
New Residential Mortgage Loan Trust
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	448	450
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	329	330
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	163	163
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	423	433
2018-1A, A1A 144A, 4.000%, 12/25/57(2)(3)	241	242
NovaStar Mortgage Funding Trust 2004-4, M5 , (1 month LIBOR + 1.725%) 3.816%, 3/25/35(2)	442	448

See Notes to Schedules of Investments

2

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(3)	$552	$546
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	360	359
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(2)(3)	137	136
Progress Residential Trust 2018-SFR1, B 144A 3.484%, 3/17/35(3)	760	746
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	346	355
RETL 2018-RVP, C 144A , (1 month LIBOR + 2.050%) 4.123%, 3/15/33(2)(3)	443	445
Sequoia Mortgage Trust 2013-8, B1 3.530%, 6/25/43(2)	171	166
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	385	382
2016-1, A1B 144A, 2.750%, 2/25/55(2)(3)	91	90
2016-1, M1 144A, 3.500%, 2/25/55(2)(3)	160	159
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	480	477
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	1,245	1,216
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(3)	278	277
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)	677	674
Verus Securitization Trust
2017-2A, A1 144A, 2.485%, 7/25/47(2)(3)	371	367
2018-1, A1 144A, 2.929%, 2/25/48(2)(3)	287	284
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	600	585

		22,976

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $31,770)		31,765

ASSET-BACKED SECURITIES—3.5%
Auto Floor Plan—0.2%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A , (1 month LIBOR + 1.750%) 3.841%, 9/27/21(2)(3)	780	781

Automobiles—2.0%
ACC Trust 2018-1, A 144A 3.700%, 12/21/20(3)	424	424

	PAR VALUE	VALUE
Automobiles—(continued)
American Credit Acceptance Receivables Trust 2017-2, C 144A 2.860%, 6/12/23(3)	$445	$442
AmeriCredit Automobile Receivables Trust 2014-1, D 2.540%, 6/8/20	705	705
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(3)	500	495
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(3)	430	423
CarMax Auto Owner Trust 2015-2, C 2.390%, 3/15/21	715	711
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	319	316
Drive Auto Receivables Trust
2015-DA, C 144A, 3.380%, 11/15/21(3)	306	307
2017-2, C, 2.750%, 9/15/23	525	524
DT Auto Owner Trust 2016-4A, C 144A 2.740%, 10/17/22(3)	585	585
Exeter Automobile Receivables Trust
2015-2A, C 144A, 3.900%, 3/15/21(3)	615	620
2017-1A, B 144A, 3.000%, 12/15/21(3)	470	470
Flagship Credit Auto Trust 2017-3, C 144A 2.910%, 9/15/23(3)	520	512
Foursight Capital Automobile Receivables Trust
2017-1, B 144A 3.050%, 12/15/22(3)	420	415
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(3)	530	526
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(3)	470	469
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(3)	420	413
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(3)	520	510
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(3)	327	326
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(3)	525	519

		9,712

Other—1.2%
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(3)	470	468

See Notes to Schedules of Investments

3

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Other—(continued)
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(3)	$570	$567
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	428	420
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(3)	395	391
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	291	284
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(3)	193	192
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(3)	450	451
MVW Owner Trust
2016-1A, A 144A, 2.250%, 12/20/33(3)	317	309
2017-1A, A 144A, 2.420%, 12/20/34(3)	452	441
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	470	468
Prosper Marketplace Issuance Trust 2017-2A, B 144A 3.480%, 9/15/23(3)	440	440
SoFi Consumer Loan Program LLC 2016-3, A 144A 3.050%, 12/26/25(3)	451	449
Taco Bell Funding LLC 2016-1A, A21 144A 3.832%, 5/25/46(3)	463	464
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	441	443

		5,787

Student Loans—0.1%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(3)	525	513
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(3)	128	126

		639

TOTAL ASSET-BACKED SECURITIES (Identified Cost $17,043)		16,919

CORPORATE BONDS AND NOTES—18.3%
Consumer Discretionary—1.9%
Altice France S.A. 144A 7.375%, 5/1/26(3)	200	196
Beazer Homes USA, Inc. 6.750%, 3/15/25	305	291
Charter Communications Operating LLC 4.908%, 7/23/25	515	520

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
CSC Holdings LLC 144A 5.375%, 2/1/28(3)	$300	$278
Discovery Communications LLC 3.950%, 3/20/28	490	464
Dollar General Corp. 4.125%, 5/1/28	548	537
Ford Motor Credit Co., LLC 5.750%, 2/1/21	535	562
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	145	153
General Motors Financial Co., Inc.
4.200%, 3/1/21	275	279
3.450%, 4/10/22	100	98
GLP Capital LP 5.750%, 6/1/28	520	524
Graham Holdings Co. 144A 5.750%, 6/1/26(3)	415	419
Horton (D.R.), Inc. 4.750%, 2/15/23	550	568
L Brands, Inc. 6.875%, 11/1/35	172	153
Lear Corp. 3.800%, 9/15/27	615	577
Lennar Corp.
5.250%, 6/1/26	330	323
4.750%, 11/29/27	300	280
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(3)	275	273
MDC Holdings, Inc. 5.500%, 1/15/24	340	343
Meredith Corp. 144A 6.875%, 2/1/26(3)	120	118
PulteGroup, Inc. 6.375%, 5/15/33	280	280
QVC, Inc. 4.375%, 3/15/23	700	691
Sirius XM Radio, Inc. 144A 5.000%, 8/1/27(3)	320	298
Tenneco, Inc. 5.000%, 7/15/26	410	366
William Lyon Homes, Inc. 144A 6.000%, 9/1/23(3)	345	341
Wyndham Worldwide Corp. 4.500%, 4/1/27	140	137

		9,069

Consumer Staples—0.8%
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	435	426
Anheuser-Busch Inbev Worldwide, Inc. 4.000%, 4/13/28	270	269
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	455	447
CVS Health Corp.
2.875%, 6/1/26	760	692
4.300%, 3/25/28	409	403
Flowers Foods, Inc. 4.375%, 4/1/22	700	719
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	510	459
Safeway, Inc. 7.250%, 2/1/31	295	274

See Notes to Schedules of Investments

4

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—(continued)
Tops Holding LLC 144A 8.000%, 6/15/22(3)(8)	$405	$217

		3,906

Energy—1.8%
Andeavor Logistics LP 4.250%, 12/1/27	510	491
Bristow Group, Inc. 144A 8.750%, 3/1/23(3)	155	152
Crestwood Midstream Partners LP 5.750%, 4/1/25	275	275
Enbridge Energy Partners LP
4.375%, 10/15/20	105	107
5.875%, 10/15/25	415	451
Energy Transfer Partners LP 4.200%, 4/15/27	220	207
EP Energy LLC 144A 8.000%, 11/29/24(3)	160	162
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	395	408
HollyFrontier Corp. 5.875%, 4/1/26	475	512
Jagged Peak Energy LLC 144A 5.875%, 5/1/26(3)	310	304
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	595	705
MPLX LP 4.875%, 12/1/24	915	943
NuStar Logistics LP 5.625%, 4/28/27	350	339
Petrobras Global Finance BV 7.375%, 1/17/27	575	574
Petroleos Mexicanos 6.500%, 3/13/27	490	501
Range Resources Corp. 4.875%, 5/15/25	300	281
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425	457
State Oil Co. of the Azerbaijan Republic Regs 6.950%, 3/18/30(4)	455	486
Sunoco LP 144A 5.500%, 2/15/26(3)	145	137
TransMontaigne Partners LP 6.125%, 2/15/26	150	151
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	135	134
USA Compression Partners LP 144A 6.875%, 4/1/26(3)	170	176
Valero Energy Partners LP 4.500%, 3/15/28	450	442

		8,395

Financials—5.7%
AerCap Ireland Capital DAC 3.650%, 7/21/27	570	519
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)	530	545
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	690	685
Ares Capital Corp.
3.500%, 2/10/23	215	205
4.250%, 3/1/25	395	380

	PAR VALUE	VALUE
Financials—(continued)
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	$595	$563
Athene Holding Ltd. 4.125%, 1/12/28	470	433
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	515	471
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	340	301
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	645	582
Banco Santander Chile 144A 3.875%, 9/20/22(3)	430	427
Bank of America Corp.
3.004%, 12/20/23	712	690
4.200%, 8/26/24	1,065	1,070
Bank of Montreal 3.803%, 12/15/32	803	744
BrightSphere Investment Group plc 4.800%, 7/27/26	585	575
Brookfield Finance LLC 4.000%, 4/1/24	671	664
Capital One Financial Corp.
4.200%, 10/29/25	630	612
3.750%, 7/28/26	580	539
Citigroup, Inc. 4.050%, 7/30/22	700	704
Compass Bank 3.875%, 4/10/25	705	680
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	640	626
Discover Financial Services 3.950%, 11/6/24	665	649
FS Investment Corp.
4.250%, 1/15/20	615	616
4.750%, 5/15/22	115	115
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	1,020	1,091
ICAHN Enterprises LP 6.375%, 12/15/25	295	295
Jefferies Financial Group, Inc. 5.500%, 10/18/23	535	553
Jefferies Group LLC
6.875%, 4/15/21	78	84
5.125%, 1/20/23	123	128
4.850%, 1/15/27	300	291
JPMorgan Chase & Co. 3.300%, 4/1/26	1,025	980
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	480	520
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	690	698
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	570	604
Manulife Financial Corp. 4.150%, 3/4/26	570	569
Morgan Stanley

See Notes to Schedules of Investments

5

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
3.125%, 7/27/26	$730	$679
6.375%, 7/24/42	710	862
Navient Corp.
7.250%, 9/25/23	100	105
6.750%, 6/25/25	245	243
Prudential Financial, Inc. 5.625%, 6/15/43(5)	680	701
S&P Global, Inc. 4.000%, 6/15/25	480	482
Santander Holdings USA, Inc.
3.700%, 3/28/22	445	438
4.400%, 7/13/27	205	197
Societe Generale S.A. 144A 4.750%, 11/24/25(3)	535	527
Springleaf Finance Corp. 6.875%, 3/15/25	240	238
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	595	597
Toronto-Dominion Bank (The) 3.625%, 9/15/31	650	611
Trinity Acquisition plc
3.500%, 9/15/21	50	50
4.400%, 3/15/26	230	228
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	445	402
UBS AG 7.625%, 8/17/22	500	552
Wells Fargo & Co.
(3 month LIBOR + 1.230%) 3.589%, 10/31/23(2)	40	41
3.550%, 9/29/25	375	363
Series S, 5.900%, 8/15/27	715	717

		27,241

Health Care—1.5%
Abbott Laboratories 3.750%, 11/30/26	730	717
AbbVie, Inc.
3.600%, 5/14/25	235	228
3.200%, 5/14/26	355	331
Allergan Sales LLC 144A 4.875%, 2/15/21(3)	226	233
AmerisourceBergen Corp. 3.450%, 12/15/27	340	313
Anthem, Inc.
3.650%, 12/1/27	134	127
4.101%, 3/1/28	480	470
Becton Dickinson & Co.
(3 month LIBOR + 0.875%) 3.209%, 12/29/20(2)	125	125
3.363%, 6/6/24	113	109
3.700%, 6/6/27	645	610
Cardinal Health, Inc.

	PAR VALUE	VALUE
Health Care—(continued)
3.200%, 3/15/23	$300	$291
3.410%, 6/15/27	195	179
Centene Corp. 144A 5.375%, 6/1/26(3)	90	91
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	85	91
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	120	122
HCA, Inc. 5.375%, 2/1/25	240	236
Mylan NV
3.150%, 6/15/21	160	158
3.950%, 6/15/26	400	382
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	230	220
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	260	267
Tenet Healthcare Corp. 144A 4.625%, 7/15/24(3)	165	156
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	195	157
Valeant Pharmaceuticals International, Inc.
144A, 7.500%, 7/15/21(3)	60	61
144A, 6.500%, 3/15/22(3)	25	26
Zimmer Biomet Holdings, Inc.
(3 month LIBOR + 0.750%) 3.076%, 3/19/21(2)	565	566
3.550%, 4/1/25	725	690

		6,956

Industrials—0.9%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	350	326
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	240	241
CNH Industrial N.V.
4.500%, 8/15/23	426	428
3.850%, 11/15/27	225	210
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	168	171
Masco Corp.
5.950%, 3/15/22	291	311
4.450%, 4/1/25	220	221
Oshkosh Corp. 4.600%, 5/15/28	604	602
Owens Corning 3.400%, 8/15/26	590	538
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(3)	455	456
Pitney Bowes, Inc. 4.375%, 5/15/22	499	452

See Notes to Schedules of Investments

6

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	$320	$321

		4,277

Information Technology—0.8%
Arrow Electronics, Inc. 3.875%, 1/12/28	525	492
Broadcom Corp.
3.000%, 1/15/22	195	190
3.625%, 1/15/24	370	358
CDK Global, Inc. 5.875%, 6/15/26	365	373
Citrix Systems, Inc. 4.500%, 12/1/27	455	441
Dell International LLC
144A, 6.020%, 6/15/26(3)	100	105
144A, 8.100%, 7/15/36(3)	210	245
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	390	398
Jabil, Inc. 3.950%, 1/12/28	395	373
Verisk Analytics, Inc. 4.000%, 6/15/25	685	673
VMware, Inc.
2.950%, 8/21/22	223	214
3.900%, 8/21/27	240	221

		4,083

Materials—1.4%
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	540	503
ArcelorMittal 6.125%, 6/1/25	405	436
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(5)	450	488
CRH America Finance, Inc. 144A 3.400%, 5/9/27(3)	440	414
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	520	491
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(3)	305	307
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	850	846
NewMarket Corp. 4.100%, 12/15/22	759	767
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)	170	161
144A, 5.000%, 5/1/25(3)	225	213
OCP SA 144A 5.625%, 4/25/24(3)	485	496
Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(3) (10)	455	267
Syngenta Finance N.V.
144A, 4.441%, 4/24/23(3)	200	199
144A, 4.892%, 4/24/25(3)	200	196
United States Steel Corp. 6.250%, 3/15/26	325	322

	PAR VALUE	VALUE
Materials—(continued)
Vulcan Materials Co. 3.900%, 4/1/27	$520	$498

		6,604

Real Estate—1.8%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	345	333
American Tower Corp. 3.000%, 6/15/23	231	221
Brixmor Operating Partnership LP 3.875%, 8/15/22	160	159
Corporate Office Properties LP 3.600%, 5/15/23	715	692
Education Realty Operating Partnership LP 4.600%, 12/1/24	595	597
EPR Properties 4.750%, 12/15/26	720	704
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	440	429
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	540	512
Hospitality Properties Trust 4.950%, 2/15/27	640	631
Kilroy Realty LP 4.375%, 10/1/25	640	641
LifeStorage LP
3.500%, 7/1/26	540	505
3.875%, 12/15/27	200	189
MPT Operating Partnership LP
6.375%, 3/1/24	55	58
5.500%, 5/1/24	245	248
5.000%, 10/15/27	185	177
National Retail Properties, Inc. 4.000%, 11/15/25	200	196
Physicians Realty LP 3.950%, 1/15/28	535	499
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	458
Select Income REIT 4.500%, 2/1/25	690	671
Welltower, Inc. 4.000%, 6/1/25	730	716

		8,636

Telecommunication Services—0.8%
AT&T, Inc. 144A 4.100%, 2/15/28(3)	1,462	1,397
Consolidated Communications, Inc. 6.500%, 10/1/22	237	221
Frontier Communications Corp.
7.625%, 4/15/24	490	338
144A, 8.500%, 4/1/26(3)	160	154
Level 3 Financing, Inc. 5.375%, 1/15/24	290	284
Telefonica Emisiones SAU 4.570%, 4/27/23	510	527

See Notes to Schedules of Investments

7

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(3)	$400	$364
Verizon Communications, Inc. 4.125%, 3/16/27	525	518
Wind Tre SpA 144A 5.000%, 1/20/26(3)	210	166

		3,969

Utilities—0.9%
American Electric Power Co., Inc. 3.200%, 11/13/27	465	434
Duke Energy Corp. 2.650%, 9/1/26	605	545
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	440	420
Exelon Corp. 3.497%, 6/1/22	725	717
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	735	741
PSEG Power LLC 3.850%, 6/1/23	153	152
Southern Power Co. 4.150%, 12/1/25	590	591
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(3)	610	617
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	260	246

		4,463

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $90,109)		87,599

LEVERAGED LOANS(2)—2.8%
Aerospace—0.0%
TransDigm, Inc. Tranche E , (1 month LIBOR + 2.500%) 4.594%, 5/30/25	160	158

Consumer Durables—0.1%
Fluidra, S.A. , (3 month LIBOR + 2.250%) 0.000%, 7/2/25(6)	95	95
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 6.100%, 9/29/24	144	145
Zodiac Pool Solutions LLC Tranche B-1, First Lien , (3 month PRIME + 3.000%) 8.000%, 12/20/23	251	251

		491

Consumer Non-Durables—0.1%
Energizer Holdings, Inc. Tranche B , (3 month LIBOR + 2.250%) 0.000%, 6/20/25(6)	70	70

	PAR VALUE	VALUE
Consumer Non-Durables—(continued)
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.594%, 2/15/23	$86	$87
Kronos Acquisition Intermediate, Inc. , (3 month LIBOR + 4.000%) 0.000%, 5/15/23(6)	362	359

		516

Energy—0.0%
Delek US Holdings, Inc. , (1 month LIBOR + 2.500%) 4.594%, 3/31/25	145	144

Financial—0.0%
Genworth Holdings, Inc. , (1 month LIBOR + 4.500%) 6.546%, 3/7/23	15	15

Food and Drug—0.1%
Albertson’s LLC Tranche B-4 , (1 month LIBOR + 2.750%) 4.844%, 8/25/21	321	318

Food/Tobacco—0.1%
Aramark Intermediate HoldCo Corp. Tranche B-3 , (3 month LIBOR + 1.750%) 4.084%, 3/11/25	170	169
CHG PPC Parent LLC First Lien , (1 month LIBOR + 2.750%) 4.844%, 3/31/25	185	184
H-Food Holdings, LLC , (1 month LIBOR + 3.000%) 5.091%, 5/23/25	50	50
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.835%, 10/30/22	272	269

		672

Gaming/Leisure—0.5%
Aristocrat Leisure Ltd. Tranche B-3 , (3 month LIBOR + 1.750%) 4.105%, 10/19/24	389	386
GVC Holdings plc Tranche B-2 , (1 month LIBOR + 2.500%) 0.000%, 3/29/24(6)	245	244
Playa Resorts Holding B.V. , (1 month LIBOR + 2.750%) 4.840%, 4/29/24	218	216
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 4.882%, 8/14/24	279	277
Seminole Tribe of Florida 2018 Replacement, Tranche B , (1 month LIBOR + 1.750%) 3.844%, 7/8/24	283	283
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 5.350%, 8/18/23	237	237

See Notes to Schedules of Investments

8

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Gaming/Leisure—(continued)
Wyndham Hotels & Resorts, Inc. Tranche B , (weekly LIBOR + 1.750%) 3.726%, 5/30/25	$465	$464

		2,107

Healthcare—0.2%
CHG Healthcare Services, Inc. First Lien , (2 month LIBOR + 3.000%) 5.359%, 6/7/23	290	290
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 6.375%, 4/29/24	129	129
Iqvia, Inc. Tranche B-3 , (3 month LIBOR + 1.750%) 0.000%, 6/11/25(6)	370	366
Quorum Health Corp. , (1 month LIBOR + 6.750%) 8.844%, 4/29/22	130	132
Valeant Pharmaceuticals International, Inc. , (1 month LIBOR + 3.000%) 4.983%, 6/2/25	55	55

		972

Housing—0.3%
American Builders & Contractors Supply Co., Inc. Tranche B-2 , (1 month LIBOR + 2.000%) 4.094%, 10/31/23	464	459
Beacon Roofing Supply, Inc. , (1 month LIBOR + 2.250%) 4.280%, 1/2/25	294	292
Capital Automotive LP Tranche B-2, First Lien , (1 month LIBOR + 2.500%) 4.600%, 3/25/24	385	383
GGP, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 5/7/25(6)	285	280

		1,414

Information Technology—0.3%
BMC Software Finance, Inc. , (3 month LIBOR + 4.250%) 0.000%, 9/1/25(6)	370	368
Kronos, Inc. First Lien , (3 month LIBOR + 3.000%) 0.000%, 11/1/23(6)	290	289
Rackspace Hosting, Inc. Tranche B, First Lien , (3 month LIBOR + 3.000%) 5.363%, 11/3/23	392	386
Renaissance Holding Corp. First Lien , (3 month LIBOR + 3.250%) 5.584%, 5/30/25	80	80
SS&C Technologies Holdings, Inc.
Tranche B-3, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	333	333

	PAR VALUE	VALUE
Information Technology—(continued)
Tranche B-4, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	$126	$126

		1,582

Manufacturing—0.1%
Accudyne Industries Borrower S.C.A. , (1 month LIBOR + 3.250%) 5.344%, 8/18/24	191	190
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.834%, 12/23/21	299	297

		487

Media/Telecom—Broadcasting—0.1%
Sinclair Television Group, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 12/12/24(6)	220	219

Media/Telecom—Cable/Wireless Video—0.1%
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 4.344%, 7/28/25	374	371
Telenet Financing USD LLC , (1 month LIBOR + 2.250%) 4.323%, 8/15/26	280	277

		648

Media/Telecom—Diversified Media—0.1%
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 4.594%, 2/28/25	374	371
Meredith Corp. , (1 month LIBOR + 3.000%) 5.094%, 1/31/25	214	214

		585

Media/Telecom—Telecommunications—0.2%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.844%, 1/31/25	563	551
Level 3 Financing, Inc. Tranche B , (1 month LIBOR + 2.250%) 4.334%, 2/22/24	350	349

		900

Media/Telecom—Wireless Communications—0.1%
Digicel International Finance Ltd. Tranche B, First Lien , (3 month LIBOR + 3.250%) 5.610%, 5/27/24	25	24
SBA Senior Finance II LLC , (1 month LIBOR + 2.000%) 4.100%, 4/11/25	210	208

		232

See Notes to Schedules of Investments

9

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Metals/Minerals—0.1%
Covia Holdings Corp. , (3 month LIBOR + 3.750%) 6.050%, 6/1/25	$280		$280

Service—0.1%
ASGN, Inc. Tranche B-2 , (1 month LIBOR + 2.000%) 4.094%, 4/2/25	77		76
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 6.094%, 11/8/24	368		370
TKC Holdings, Inc. First Lien , (1 month LIBOR + 3.750%) 5.850%, 2/1/23	202		202

			648

Transportation—Automotive—0.1%
Navistar, Inc. Tranche B , (1 month LIBOR + 3.500%) 5.530%, 11/6/24	224		224

Utility—0.1%
NRG Energy, Inc. , (3 month LIBOR + 1.750%) 4.084%, 6/30/23	262		261
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.094%, 8/4/23	167		166
(weekly LIBOR + 2.000%) 4.075%, 12/31/25	210		208

			635

TOTAL LEVERAGED LOANS (Identified Cost $13,319)			13,247

	SHARES
PREFERRED STOCKS—1.1%
Financials—0.8%
Bank of New York Mellon Corp. (The) Series E, 4.950%	525	(7)	537
Huntington Bancshares, Inc. Series E, 5.700%	365	(7)	360
JPMorgan Chase & Co. Series Z, 5.300%	640	(7)	652
KeyCorp Series D, 5.000%(9)	375	(7)	365
M&T Bank Corp. Series F, 5.125%(9)	570	(7)	566
MetLife, Inc. Series D, 5.875%	202	(7)	205
PNC Financial Services Group, Inc. (The)
Series R, 4.850%	570	(7)	565
Series S, 5.000%	570	(7)	565

			3,815

	SHARES		VALUE
Industrials—0.3%
General Electric Co. Series D, 5.000%	1,488	(7)	$1,468

TOTAL PREFERRED STOCKS (Identified Cost $5,186)			5,283

COMMON STOCKS—61.3%
Consumer Discretionary—15.0%
Amazon.com, Inc.(1)	10,580		17,984
Booking Holdings, Inc.(1)	1,630		3,304
Carnival Corp.	28,540		1,636
Ctrip.com International Ltd. ADR(1)	123,559		5,885
Home Depot, Inc. (The)	24,560		4,792
Las Vegas Sands Corp.	91,000		6,949
McDonald’s Corp.	18,400		2,883
MercadoLibre, Inc.	6,810		2,036
Netflix, Inc.(1)	28,890		11,308
NIKE, Inc. Class B	62,970		5,017
Ross Stores, Inc.	50,180		4,253
Sony Corp. Sponsored ADR	47,431		2,431
Starbucks Corp.	69,420		3,391

			71,869

Consumer Staples—3.0%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	20,316		1,783
Marine Harvest ASA Sponsored ADR	79,744		1,588
Monster Beverage Corp.(1)	125,890		7,213
Philip Morris International, Inc.	44,200		3,569

			14,153

Energy—3.3%
Cabot Oil & Gas Corp.	135,260		3,219
Core Laboratories N.V.	20,960		2,645
Eni SpA. Sponsored ADR	54,211		2,012
Equinor ASA. Sponsored ADR	82,879		2,189
Pioneer Natural Resources Co.	18,800		3,558
TechnipFMC plc	64,099		2,035

			15,658

Financials—6.0%
Bank of America Corp.	243,660		6,869
BOC Hong Kong Holdings Ltd. Sponsored ADR	19,726		1,869
CaixaBank S.A. ADR	1,281,655		1,820
Charles Schwab Corp. (The)	63,440		3,242
China Construction Bank Corp. ADR	113,933		2,087

See Notes to Schedules of Investments

10

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Credit Agricole S.A. ADR	246,869	$1,619
DBS Group Holdings Ltd. Sponsored ADR	35,041	2,753
MarketAxess Holdings, Inc.	13,760	2,723
ORIX Corp. Sponsored ADR	26,437	2,089
SEI Investments Co.	28,990	1,812
UBS Group AG Registered Shares	121,481	1,864

		28,747

Health Care—5.1%
Allergan plc	13,704	2,285
Bayer AG Sponsored ADR	58,850	1,623
Bluebird Bio, Inc.(1)	10,775	1,691
Danaher Corp.	33,600	3,316
HealthEquity, Inc.(1)	60,580	4,550
ICON plc(1)	12,024	1,593
Illumina, Inc.(1)	15,630	4,365
Zoetis, Inc.	60,620	5,164

		24,587

Industrials—6.1%
Airbus SE ADR	80,172	2,333
Ashtead Group plc ADR	22,353	2,708
Caterpillar, Inc.	27,950	3,792
CoStar Group, Inc.(1)	9,720	4,011
easyJet plc Sponsored ADR	104,234	2,316
Golden Ocean Group Ltd.	249,851	2,171
Kansas City Southern	29,070	3,080
Nidec Corp. Sponsored ADR	64,659	2,427
Rockwell Automation, Inc.	10,970	1,824
Roper Technologies, Inc.	15,750	4,346

		29,008

Information Technology—19.4%
Accenture plc Class A	22,960	3,756
Activision Blizzard, Inc.	56,140	4,285
Alibaba Group Holding Ltd. Sponsored ADR(1)	73,270	13,594
Amphenol Corp. Class A	70,550	6,148
Arista Networks, Inc.(1)	11,970	3,082
Broadcom, Inc.	7,976	1,935
Check Point Software Technologies Ltd.(1)	17,150	1,675
Facebook, Inc. Class A(1)	68,810	13,371
Gartner, Inc.(1)	18,080	2,403
Hitachi Ltd. ADR	32,864	2,317
NVIDIA Corp.	36,600	8,671

	SHARES	VALUE
Information Technology—(continued)
Paycom Software, Inc.(1)	44,150	$4,363
SAP SE Sponsored ADR	15,301	1,770
Tencent Holdings Ltd. ADR	109,350	5,495
Visa, Inc. Class A	71,120	9,420
Workday, Inc. Class A(1)	40,960	4,961
Yandex N.V. Class A(1)	149,500	5,367

		92,613

Materials—2.0%
Anhui Conch Cement Co., Ltd. ADR	103,717	2,982
Ecolab, Inc.	31,290	4,391
Glencore plc ADR(1)	224,194	2,130

		9,503

Real Estate—0.8%
British Land Co. plc (The) Sponsored ADR	190,400	1,700
LendLease Group Sponsored ADR	132,437	1,955

		3,655

Telecommunication Services—0.3%
BT Group plc Sponsored ADR	94,280	1,363

Utilities—0.3%
Veolia Environnement S.A. ADR	68,058	1,447

TOTAL COMMON STOCKS (Identified Cost $212,329)		292,603

EXCHANGE-TRADED FUNDS(11)—0.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,922	1,137

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,139)		1,137

AFFILIATED MUTUAL FUND(11)—0.6%
Virtus Newfleet Credit Opportunities Fund - Class R6	287,054	2,759

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $2,869)		2,759

TOTAL LONG-TERM INVESTMENTS—99.2% (Identified Cost $396,862)		474,046	(12)

See Notes to Schedules of Investments

11

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(11)—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)	453,249	$453

TOTAL SHORT-TERM INVESTMENT (Identified Cost $453)		453

TOTAL INVESTMENTS—99.3% (Identified Cost $397,315)		474,499
Other assets and liabilities, net—0.7%		3,149

NET ASSETS—100.0%		$477,648

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Foreign Currencies

Footnote Legend:

(1)	Non-income producing.
(2)

Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $57,047 or 11.9% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	This loan will settle after June 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Value shown as par value.
(8)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(9)	Interest may be forfeited.
(10)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

(11)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.

See Notes to Schedules of Investments

12

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 201

($ reported in thousands)

Country Weightings †
United States	76%
China	6
France	2
Japan	2
United Kingdom	2
Norway	1
Russia	1
Other	10

Total	100%

†	% of total investments as of June 30, 2018

See Notes to Schedules of Investments

13

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$16,919	$—	$16,919	$—
Corporate Bonds And Notes	87,599	—	87,332	267
Foreign Government Securities	3,872	—	3,872	—
Leveraged Loans	13,247	—	13,247	—
Mortgage-Backed Securities	31,765	—	31,765	—
Municipal Bonds	7,185	—	7,185	—
U.S. Government Securities	11,677	—	11,677	—
Equity Securities:
Affiliated Mutual Fund	2,759	2,759	—	—
Common Stocks	292,603	292,603	—	—
Exchange-Traded Fund	1,137	1,137	—	—
Preferred Stocks	5,283	—	5,283	—
Short-Term Investment	453	453	—	—

Total Investments	$474,499	$296,952	$177,280	$267

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.7%
U.S. Treasury Note 1.875%, 2/28/22	$1,015		$987

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $995)			987

FOREIGN GOVERNMENT SECURITIES—3.5%
Argentine Republic
7.500%, 4/22/26	305		281
6.875%, 1/26/27	150		132
5.875%, 1/11/28	80		65
Series NY, 8.280%, 12/31/33	294		275
6.875%, 1/11/48	50		38
Bolivarian Republic of Venezuela
RegS, 8.250%, 10/13/24(4)(10)	40		11
RegS, 7.650%, 4/21/25(4)(10)	320		88
9.375%, 1/13/34(10)	130		38
Dominican Republic
144A, 6.875%, 1/29/26(3)	100		106
144A, 5.950%, 1/25/27(3)	140		138
Federal Republic of Nigeria 12.500%, 1/22/26	55,000	NGN	142
Federative Republic of Brazil
12.500%, 1/5/22	475	BRL	136
Notas do Tesouro Nacional Serie F, 10.000%, 1/1/23	570	BRL	144
Notas do Tesouro Nacional Serie F, 10.000%, 1/1/25	175	BRL	42
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	200		179
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	200		203
Provincia de Buenos Aires
144A, 9.125%, 3/16/24(3)	150		145
144A, 7.875%, 6/15/27(3)	235		207
Republic of Chile 5.500%, 8/5/20	95,000	CLP	151
Republic of Colombia 4.375%, 3/21/23	527,000	COP	171
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200		195
Republic of Ecuador 144A 8.875%, 10/23/27(3)	200		177
Republic of Indonesia FR70 8.375%, 3/15/24	2,177,000	IDR	155
Republic of South Africa
Series 2023, 7.750%, 2/28/23	1,400	ZAR	100
4.875%, 4/14/26	200		192
4.300%, 10/12/28	200		178
Republic of Turkey
4.875%, 10/9/26	270		237

	PAR VALUE		VALUE
4.875%, 4/16/43	$200		$149
Russian Federation
Series 6216, 6.700%, 5/15/19	11,210	RUB	178
Series 6215, 7.000%, 8/16/23	3,250	RUB	51
Sultanate of Oman
144A, 5.375%, 3/8/27(3)	230		217
144A, 5.625%, 1/17/28(3)	200		188
Ukraine
144A, 7.750%, 9/1/23(3)	120		115
144A, 7.750%, 9/1/26(3)	260		241
United Mexican States
Series M, 6.500%, 6/9/22	1,091	MXN	53
4.750%, 3/8/44	70		65

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $5,928)			5,183

MORTGAGE-BACKED SECURITIES—4.5%
Agency—0.6%
Federal Home Loan Mortgage Corporation Pool #G08702 3.500%, 4/1/46	194		193
Federal National Mortgage Association
Pool #AX2491, 4.000%, 10/1/44	172		175
Pool #MA2471, 3.500%, 12/1/45	127		127
Pool #MA2542, 3.000%, 2/1/46	59		57
Pool #MA3058, 4.000%, 7/1/47	231		236
Pool #MA3088, 4.000%, 8/1/47	178		182

			970

Non-Agency—3.9%
American Homes 4 Rent Trust
2014-SFR2, C 144A, 4.705%, 10/17/36(3)	180		186
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	205		213
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	137		135
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (1 month LIBOR—5.850%) 4.299%, 6/25/33(2)	106		105
AMSR Trust 2016-SFR1, D 144A , (1 month LIBOR + 2.400%) 4.485%, 11/17/33(2)(3)	145		145
Angel Oak Mortgage Trust I LLC 2018-2, A1 144A 3.674%, 7/27/48(2)(3)	85		85
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	23		23

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.993%, 7/25/35(2)	$119	$122
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	109	113
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(3)	120	123
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	100	102
2017-SPL3, B1 144A, 4.250%, 11/28/53(2)(3)	110	113
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A, 3.500%, 6/25/58(2)(3)	76	76
2018-RP1, A1 144A, 3.000%, 9/25/64(2)(3)	241	237
Colony American Finance Ltd. 2015-1, A 144A 2.896%, 10/15/47(3)	81	81
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 4.223%, 12/17/33(2)(3)	145	145
COLT Mortgage Loan Trust Funding LLC 2018-1, A1 144A 2.930%, 2/25/48(2)(3)	85	84
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	34	32
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.787%, 4/25/44(2)(3)	45	45
Deephaven Residential Mortgage Trust
2017-1A, A2 144A, 2.928%, 12/26/46(2)(3)	45	45
2018-1A, A1 144A, 2.976%, 12/25/57(2)(3)	110	110
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	130	130
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(3)	133	131
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	41	42
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A, 3.500%, 1/25/44(2)(3)	100	98
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	93	93
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	182	181
2011-C4, A4 144A, 4.388%, 7/15/46(3)	120	123
2017-5, A1 144A, 3.173%, 10/26/48(2)(3)	198	195
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	90	88
MASTR Alternative Loan Trust
2005-5, 2A3, 5.500%, 7/25/25	74	75

	PAR VALUE	VALUE
Non-Agency—(continued)
2005-2, 2A1, 6.000%, 1/25/35	$77	$79
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)	34	35
New Residential Mortgage Loan Trust
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	41	41
2017-2A, A3 144A, 4.000%, 3/25/57(2)(3)	72	72
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(3)	139	138
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	110	110
Progress Residential Trust 2018-SFR1, B 144A 3.484%, 3/17/35(3)	220	216
Resecuritization Pass-Through Trust 2005-8R, A5 6.000%, 10/25/34	43	44
Residential Asset Mortgage Products Trust 2005-SL2, A4 7.500%, 2/25/32	60	57
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	100	103
RETL 2018-RVP, C 144A , (1 month LIBOR + 2.050%) 4.123%, 3/15/33(2)(3)	52	52
Sequoia Mortgage Trust 2013-8, B1 3.530%, 6/25/43(2)	97	94
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	115	114
2015-3, A1B 144A, 3.000%, 3/25/54(2)(3)	89	88
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	100	101
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	100	99
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	345	337
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(3)	82	81
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)	205	204
Verus Securitization Trust 2018-1, A1 144A 2.929%, 2/25/48(2)(3)	87	86
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	165	161

		5,788

TOTAL MORTGAGE- BACKED SECURITIES (Identified Cost $6,813)		6,758

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—2.2%
Auto Floor Plan—0.1%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(3)	$145	$145

Automobiles—1.4%
ACC Trust 2018-1, B 144A 4.820%, 5/20/21(3)	115	115
American Credit Acceptance Receivables Trust 2018-1, C 144A 3.550%, 4/10/24(3)	160	160
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	135	134
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	140	141
Chrysler Capital Auto Receivables Trust 2016-BA, D 144A 3.510%, 9/15/23(3)	135	133
DT Auto Owner Trust 2018-1A, C 144A 3.470%, 12/15/23(3)	145	145
Exeter Automobile Receivables Trust
2015-2A, C 144A, 3.900%, 3/15/21(3)	175	176
2014-3A, D 144A, 5.690%, 4/15/21(3)	165	169
Flagship Credit Auto Trust
2015-1, D 144A, 5.260%, 7/15/21(3)	200	204
2014-1, E 144A, 5.710%, 8/16/21(3)	130	131
GLS Auto Receivables Trust
2017-1A, B 144A, 2.980%, 12/15/21(3)	105	104
2017-1A, C 144A, 3.500%, 7/15/22(3)	155	154
2018-1A, B 144A, 3.520%, 8/15/23(3)	155	153
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	165	165

		2,084

Other—0.7%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	131	128
CLUB Credit Trust 2017-P1, B 144A 3.560%, 9/15/23(3)	110	110
CoreVest American Finance Trust 2018-1, A 144A 3.804%, 6/15/51(3)	100	100
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	134	132
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	135	134

	PAR VALUE	VALUE
Other—(continued)
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	$153	$149
Prosper Marketplace Issuance Trust
2017-1A, B 144A, 3.650%, 6/15/23(3)	137	137
2017-2A, B 144A, 3.480%, 9/15/23(3)	110	110
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	137	138

		1,138

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,371)		3,367

CORPORATE BONDS AND NOTES—18.1%
Consumer Discretionary—2.5%
American Axle & Manufacturing, Inc. 6.250%, 3/15/26	5	5
Beazer Homes USA, Inc.
6.750%, 3/15/25	45	43
5.875%, 10/15/27	115	100
Boyd Gaming Corp. 144A 6.000%, 8/15/26(3)	35	35
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(3)	110	104
Cequel Communications Holdings I LLC 144A 7.500%, 4/1/28(3)	200	202
Charter Communications Operating LLC
4.500%, 2/1/24	85	85
4.908%, 7/23/25	135	136
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	145	144
CSC Holdings LLC 5.250%, 6/1/24	145	137
Discovery Communications LLC 3.950%, 3/20/28	130	123
DISH DBS Corp. 7.750%, 7/1/26	60	53
Dollar Tree, Inc. 4.000%, 5/15/25	83	81
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	45	46
Ford Motor Credit Co., LLC 4.389%, 1/8/26	200	196
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	100	106
GLP Capital LP 5.250%, 6/1/25	100	100
Graham Holdings Co. 144A 5.750%, 6/1/26(3)	150	152
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(3)	120	118

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Horton (D.R.), Inc. 4.750%, 2/15/23	$85	$88
iHeartCommunications, Inc. 9.000%, 12/15/19(10)	55	42
L Brands, Inc. 6.875%, 11/1/35	96	85
Lear Corp. 3.800%, 9/15/27	160	150
Lennar Corp.
5.250%, 6/1/26	80	78
4.750%, 11/29/27	55	51
M/I Homes, Inc. 5.625%, 8/1/25	90	84
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	95	88
MDC Holdings, Inc. 5.500%, 1/15/24	85	86
Meredith Corp. 144A 6.875%, 2/1/26(3)	70	69
MGM Resorts International 5.750%, 6/15/25	135	135
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(3)	80	53
QVC, Inc. 5.125%, 7/2/22	135	138
Scientific Games International, Inc. 6.625%, 5/15/21	95	96
Tenneco, Inc. 5.000%, 7/15/26	150	134
Viking Cruises Ltd. 144A 5.875%, 9/15/27(3)	105	99
Vista Outdoor, Inc. 5.875%, 10/1/23	115	110
Weekley Homes LLC 144A 6.625%, 8/15/25(3)	110	104
William Lyon Homes, Inc. 144A 6.000%, 9/1/23(3)	140	138

		3,794

Consumer Staples—0.7%
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	140	138
BAT Capital Corp. 144A 3.557%, 8/15/27(3)	110	102
CVS Health Corp. 4.300%, 3/25/28	165	163
ESAL GmbH 144A 6.250%, 2/5/23(3)	200	186
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	135	122
Safeway, Inc. 7.250%, 2/1/31	80	74
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	200	191
Tops Holding LLC 144A 8.000%, 6/15/22(3)(10)	95	51

		1,027

Energy—3.9%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	110	117
Alta Mesa Holdings LP 7.875%, 12/15/24	70	74

	PAR VALUE	VALUE
Energy—(continued)
American Midstream Partners LP 144A 9.250%, 12/15/21(3)	$60	$59
Anadarko Finance Co. Series B 7.500%, 5/1/31	45	56
Anadarko Petroleum Corp. 6.600%, 3/15/46	85	102
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(3)	140	138
Bristow Group, Inc. 144A 8.750%, 3/1/23(3)	50	49
Callon Petroleum Co. 6.125%, 10/1/24	113	114
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	120	121
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	145	158
Chesapeake Energy Corp. 8.000%, 6/15/27	110	112
Continental Resources, Inc. 4.500%, 4/15/23	60	61
Denbury Resources, Inc. 144A 9.250%, 3/31/22(3)	28	30
Ecopetrol S.A. 5.375%, 6/26/26	190	195
Encana Corp. 8.125%, 9/15/30	65	83
Energy Transfer Equity LP
4.250%, 3/15/23	35	34
5.875%, 1/15/24	65	67
EP Energy LLC
6.375%, 6/15/23	90	62
144A, 8.000%, 11/29/24(3)	80	81
144A, 7.750%, 5/15/26(3)	50	51
FTS International, Inc. 6.250%, 5/1/22	90	91
HollyFrontier Corp. 5.875%, 4/1/26	155	167
Jagged Peak Energy LLC 144A 5.875%, 5/1/26(3)	140	137
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	200	195
Kinder Morgan, Inc. 7.750%, 1/15/32	205	250
MPLX LP 4.000%, 3/15/28	86	82
Nabors Industries, Inc. 5.500%, 1/15/23	95	91
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization , 144A 7.720%, 12/1/26(3)(12)	162	42
Odebrecht Oil & Gas Finance Ltd. 144A 0.000%, 12/31/49(3)(14)	25	—	(13)
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(3)	242	224
7.375%, 1/17/27	325	325
144A, 5.999%, 1/27/28(3)	70	63
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(10)	255	54

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Petroleos Mexicanos
6.500%, 3/13/27	$470	$481
6.500%, 6/2/41	195	183
Range Resources Corp. 4.875%, 5/15/25	140	131
RSP Permian, Inc. 5.250%, 1/15/25	125	134
Sanchez Energy Corp. 144A 7.250%, 2/15/23(3)	65	64
SESI LLC 7.750%, 9/15/24	100	103
Seven Generations Energy Ltd. 144A 5.375%, 9/30/25(3)	110	106
State Oil Co. of the Azerbaijan Republic Regs 6.950%, 3/18/30(4)	200	214
Sunoco LP
144A, 5.500%, 2/15/26(3)	40	38
144A, 5.875%, 3/15/28(3)	20	19
Targa Resources Partners LP 144A 5.875%, 4/15/26(3)	125	126
TransMontaigne Partners LP 6.125%, 2/15/26	65	66
Transocean, Inc.
144A, 9.000%, 7/15/23(3)	65	70
6.800%, 3/15/38	35	28
Ultra Resources, Inc.
144A, 6.875%, 4/15/22(3)	6	4
144A, 7.125%, 4/15/25(3)	30	21
USA Compression Partners LP 144A 6.875%, 4/1/26(3)	125	129
Valero Energy Partners LP 4.500%, 3/15/28	140	137
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	85	79
Weatherford International Ltd. 9.875%, 2/15/24	40	40
YPF S.A.
144A, 8.750%, 4/4/24(3)	10	10
144A, 6.950%, 7/21/27(3)	145	124

		5,792

Financials—4.0%
Acrisure LLC 144A 7.000%, 11/15/25(3)	130	118
AerCap Ireland Capital DAC 3.650%, 7/21/27	150	137
Allstate Corp. (The) Series B 5.750%, 8/15/53(7)	125	128
Ares Capital Corp. 3.500%, 2/10/23	55	52
Athene Holding Ltd. 4.125%, 1/12/28	130	120
Australia & New Zealand Banking Group Ltd. 144A
4.400%, 5/19/26(3)	200	196

	PAR VALUE	VALUE
Financials—(continued)
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	$145	$133
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	200	177
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	200	204
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	55	58
Bank of America Corp.
4.200%, 8/26/24	167	168
(3 month LIBOR + 0.770%) 3.133%, 2/5/26(2)	43	42
Bank of Montreal 3.803%, 12/15/32	28	26
Brighthouse Financial, Inc. 3.700%, 6/22/27	170	151
BrightSphere Investment Group plc 4.800%, 7/27/26	150	148
Capital One Financial Corp. 3.750%, 7/28/26	135	125
Compass Bank 3.875%, 4/10/25	250	241
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	250	251
E*TRADE Financial Corp. 4.500%, 6/20/28	175	175
Fairfax Financial Holdings Ltd. 144A 4.850%, 4/17/28(3)	155	154
FS Investment Corp. 4.750%, 5/15/22	130	130
Goldman Sachs Group, Inc. (The) , (3 month LIBOR + 1.170%) 3.491%, 5/15/26(2)	225	222
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	200	204
ICAHN Enterprises LP 6.375%, 12/15/25	130	130
ING Groep N.V. 6.000% (6)(7)	200	199
Jefferies Financial Group, Inc. 5.500%, 10/18/23	70	72
Jefferies Group LLC 4.850%, 1/15/27	40	39
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	200	217
Kazakhstan Temir Zholy National Co. JSC 144A 4.850%, 11/17/27(3)	205	198
Navient Corp.
7.250%, 9/25/23	35	37
6.750%, 6/25/25	75	74
Prudential Financial, Inc.
5.875%, 9/15/42	100	106
5.625%, 6/15/43(7)	75	77
Santander Holdings USA, Inc. 4.400%, 7/13/27	135	129
Sberbank of Russia 144A 5.500%, 2/26/24(3)(5)	200	200
Springleaf Finance Corp.

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
6.875%, 3/15/25	$70	$70
7.125%, 3/15/26	35	35
Synchrony Financial 3.950%, 12/1/27	115	106
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	150	151
Toronto-Dominion Bank (The) 3.625%, 9/15/31	60	56
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	200	181
Voya Financial, Inc. 5.650%, 5/15/53	135	136
Wells Fargo & Co.
3.550%, 9/29/25	135	131
Series S, 5.900%, 8/15/27	310	311

		6,015

Health Care—1.2%
Anthem, Inc. 3.650%, 12/1/27	35	33
Avantor, Inc.
144A, 6.000%, 10/1/24(3)	50	49
144A, 9.000%, 10/1/25(3)	80	81
Bayer US Finance II LLC 144A , (3 month LIBOR + 1.010%) 3.345%, 12/15/23(2)(3)	200	200
Becton Dickinson & Co. 3.700%, 6/6/27	170	161
Centene Corp. 144A 5.375%, 6/1/26(3)	40	40
Concordia International Corp. 144A 9.000%, 4/1/22(3)	35	31
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)	55	56
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(8)	70	71
Endo Dac 144A 6.000%, 7/15/23(3)	140	115
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	25	27
HCA, Inc. 5.250%, 6/15/26	55	55
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	70	72
Mylan NV 3.950%, 6/15/26	140	134
Surgery Center Holdings, Inc.
144A, 8.875%, 4/15/21(3)	100	103
144A, 6.750%, 7/1/25(3)	15	14
Tenet Healthcare Corp. 144A 7.000%, 8/1/25(3)	115	114
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	85	68
Valeant Pharmaceuticals International, Inc.

	PAR VALUE	VALUE
Health Care—(continued)
144A, 5.625%, 12/1/21(3)	$5	$5
144A, 6.500%, 3/15/22(3)	10	10
144A, 7.250%, 7/15/22(3)	105	107
144A, 7.000%, 3/15/24(3)	15	16
144A, 5.500%, 11/1/25(3)	70	69
144A, 9.250%, 4/1/26(3)	75	78
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	70	67

		1,776

Industrials—1.4%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	200	186
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	115	115
CNH Industrial N.V.
4.500%, 8/15/23	112	113
3.850%, 11/15/27	58	54
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	48	49
DP World Ltd. 144A 6.850%, 7/2/37(3)	100	114
Hulk Finance Corp. 144A 7.000%, 6/1/26(3)	120	115
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)	200	195
Masco Corp. 5.950%, 3/15/22	99	106
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	10	11
Oshkosh Corp. 4.600%, 5/15/28	183	183
Owens Corning 3.400%, 8/15/26	150	137
Pitney Bowes, Inc. 4.375%, 5/15/22	157	142
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	95	95
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	75	70
TransDigm, Inc.
6.500%, 7/15/24	60	61
6.500%, 5/15/25	45	45
US Airways 2012-1 Class B Pass Through Trust 8.000%, 10/1/19	133	140
Wrangler Buyer Corp. 144A 6.000%, 10/1/25(3)	114	108

		2,039

Information Technology—0.9%
Arrow Electronics, Inc. 3.875%, 1/12/28	135	126
Broadcom Corp.
3.000%, 1/15/22	45	44
3.625%, 1/15/24	100	97
3.125%, 1/15/25	90	84

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
CDK Global, Inc. 5.875%, 6/15/26	$135	$138
Citrix Systems, Inc. 4.500%, 12/1/27	125	121
Dell International LLC
144A, 5.450%, 6/15/23(3)	30	31
144A, 8.100%, 7/15/36(3)	60	70
Everi Payments, Inc. 144A 7.500%, 12/15/25(3)	30	30
Jabil, Inc. 3.950%, 1/12/28	130	123
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	55	55
Radiate Holdco LLC
144A, 6.875%, 2/15/23(3)	15	14
144A, 6.625%, 2/15/25(3)	165	151
VeriSign, Inc. 4.750%, 7/15/27	120	115
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	115	108
VMware, Inc. 3.900%, 8/21/27	93	86

		1,393

Materials—1.6%
AK Steel Corp. 7.500%, 7/15/23	70	73
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	260	262
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	200	186
ArcelorMittal 6.125%, 6/1/25	145	156
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(7)	205	222
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	54	50
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(3)	90	87
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	165	156
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(3)	150	151
Hexion, Inc. 6.625%, 4/15/20	90	84
James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)	200	189
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	105	109
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)	50	48
144A, 5.000%, 5/1/25(3)	110	104
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(3)	90	88
PQ Corp. 144A 5.750%, 12/15/25(3)	40	40
Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(3))14)	200	117
Teck Resources Ltd. 144A 8.500%, 6/1/24(3)	35	38

	PAR VALUE		VALUE
Materials—(continued)
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(3)	$85		$83
United States Steel Corp. 6.250%, 3/15/26	120		119

			2,362

Real Estate—0.6%
EPR Properties
4.750%, 12/15/26	145		142
4.500%, 6/1/27	75		72
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	70		66
Hospitality Properties Trust
4.950%, 2/15/27	140		138
4.375%, 2/15/30	40		37
LifeStorage LP 3.875%, 12/15/27	50		47
MPT Operating Partnership LP
5.500%, 5/1/24	75		76
5.000%, 10/15/27	55		53
Physicians Realty LP 4.300%, 3/15/27	140		135
Select Income REIT 4.500%, 2/1/25	165		160
Welltower, Inc. 4.250%, 4/15/28	40		39

			965

Telecommunication Services—1.0%
America Movil SAB de C.V. 6.450%, 12/5/22	2,000	MXN	92
AT&T, Inc.
5.250%, 3/1/37	30		30
4.800%, 6/15/44	110		100
5.650%, 2/15/47	55		55
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	90		82
Consolidated Communications, Inc. 6.500%, 10/1/22	114		106
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200		151
Frontier Communications Corp.
8.500%, 4/15/20	45		46
7.625%, 4/15/24	140		97
144A, 8.500%, 4/1/26(3)	45		43
GTH Finance BV 144A 7.250%, 4/26/23(3)	200		207
Level 3 Financing, Inc. 5.375%, 1/15/24	105		103
Sprint Corp.
7.875%, 9/15/23	45		47
7.625%, 3/1/26	45		46
Telenet Finance Luxembourg Notes S.a.r.l. 144A
5.500%, 3/1/28(3)	200		182

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
West Corp. 144A 8.500%, 10/15/25(3)	$35	$32
Windstream Services LLC
7.750%, 10/15/20	60	54
144A, 8.625%, 10/31/25(3)	90	85

		1,558

Utilities—0.3%
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200	191
Ferrellgas Partners LP 8.625%, 6/15/20	25	24
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	90	85
Vistra Energy Corp. 7.375%, 11/1/22	125	131

		431

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $28,178)		27,152

LEVERAGED LOANS(2)—5.8%
Aerospace—0.1%
TransDigm, Inc.
Tranche F, (1 month LIBOR + 2.500%) 4.594%, 6/9/23	109	108
Tranche E, (1 month LIBOR + 2.500%) 4.594%, 5/30/25	50	49

		157

Chemicals—0.1%
New Arclin U.S. Holding Corp. First Lien, (3 month LIBOR + 3.500%) 5.834%, 2/14/24	65	65
Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 3.250%) 5.344%, 8/25/23	103	103

		168

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 6.100%, 9/29/24	89	90

Consumer Non-Durables—0.4%
American Greetings Corp., (1 month LIBOR + 4.500%) 6.594%, 4/6/24	85	85
Coty, Inc. Tranche B, (1 month LIBOR + 2.250%) 4.280%, 4/7/25	45	44

	PAR VALUE	VALUE
Consumer Non-Durables—(continued)
Energizer Holdings, Inc. Tranche B, (3 month LIBOR + 2.250%) 0.000%, 6/20/25(9)	$30	$30
HLF Financing S.a.r.l. Senior Lien, (1 month LIBOR + 5.500%) 7.594%, 2/15/23	36	37
Isagenix International LLC Senior Lien, (3 month LIBOR + 5.750%) 0.000%, 6/14/25(9)	105	105
Kronos Acquisition Intermediate, Inc., (3 month LIBOR + 4.000%) 0.000%, 5/15/23(9)	52	52
Parfums Holdings Co., Inc. First Lien, (1 month LIBOR + 4.750%) 6.844%, 6/30/24	59	60
Rodan & Fields LLC Tranche B, (1 month LIBOR + 4.000%) 6.073%, 6/6/25	130	130

		543

Energy—0.2%
California Resources Corp., (1 month LIBOR + 10.375%) 12.466%, 12/31/21	80	88
Chesapeake Energy Corp. Tranche A, (1 month LIBOR + 7.500%) 9.594%, 8/23/21	24	25
Delek US Holdings, Inc., (1 month LIBOR + 2.500%) 4.594%, 3/31/25	40	40
Medallion Midland Acquisition LLC, (1 month LIBOR + 3.250%) 5.344%, 10/30/24	80	79
Seadrill Operating LP, (3 month LIBOR + 6.000%) 8.334%, 2/21/21	65	58
Traverse Midstream Partners LLC, (3 month LIBOR + 4.000%) 6.340%, 9/27/24	80	80

		370

Financial—0.3%
Asurion LLC Tranche B-2, Second Lien, (1 month LIBOR + 6.000%) 8.094%, 8/4/25	147	149
Blackhawk Network Holdings, Inc. First Lien, (3 month LIBOR + 3.000%) 5.073%, 6/15/25	170	169
Ditech Holding Corp. Tranche B, (1 month LIBOR + 6.000%) 8.094%, 6/30/22	97	93
Genworth Holdings, Inc., (1 month LIBOR + 4.500%) 6.546%, 3/7/23	10	10
iStar, Inc., (1 month LIBOR + 3.000%) 0.000%, 10/1/21(9)	115	115

		536

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Food and Drug—0.1%
Albertson’s LLC Tranche B-4, (1 month LIBOR + 2.750%) 4.844%, 8/25/21	$117	$116

Food/Tobacco—0.1%
Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.594%, 10/10/23	52	52
H-Food Holdings, LLC, (1 month LIBOR + 3.000%) 5.091%, 5/23/25	20	20
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.835%, 10/30/22	40	39

		111

Forest Prod/Containers—0.1%
Anchor Glass Container Corp. Second Lien, (1 month LIBOR + 7.750%) 9.807%, 12/7/24	38	25
Berlin Packaging LLC First Lien, (1 month LIBOR + 3.000%) 5.143%, 11/7/25	55	54
Spectrum Holdings III Corp.
First Lien, (3 month LIBOR + 1.000%) 1.000%, 1/31/25(16)	4	4
First Lien, (1 month LIBOR + 3.250%) 5.344%, 1/31/25	41	41

		124

Gaming/Leisure—0.5%
Aristocrat Leisure Ltd. Tranche B-3, (3 month LIBOR + 1.750%) 4.105%, 10/19/24	229	228
Everi Payments, Inc. Tranche B, (1 month LIBOR + 3.000%) 5.094%, 5/9/24	35	34
Gateway Casinos & Entertainment Ltd., (3 month LIBOR + 3.000%) 5.473%, 12/1/23	35	35
Playa Resorts Holding B.V., (1 month LIBOR + 2.750%) 4.840%, 4/29/24	119	118
Scientific Games International, Inc. Tranche B-5, (2 month LIBOR + 2.750%) 4.882%, 8/14/24	85	84
Seminole Tribe of Florida 2018 Replacement, Tranche B, (1 month LIBOR + 1.750%) 3.844%, 7/8/24	84	84
Stars Group Holdings B.V., (3 month LIBOR + 3.500%) 0.000%, 6/27/25(9)	30	30
UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 5.350%, 8/18/23	77	77

	PAR VALUE	VALUE
Gaming/Leisure—(continued)
Wyndham Hotels & Resorts, Inc. Tranche B, (weekly LIBOR + 1.750%) 3.726%, 5/30/25	$25	$25

		715

Healthcare—0.3%
21st Century Oncology, Inc. Tranche B, (3 month LIBOR + 6.125%) 8.475%, 1/16/23	31	29
AHP Health Partners, Inc., (3 month LIBOR + 4.500%) 0.000%, 6/30/25(9)	85	85
CHG Healthcare Services, Inc. First Lien, (2 month LIBOR + 3.000%) 5.359%, 6/7/23	30	30
Ortho-Clinical Diagnostics, Inc., (1 month LIBOR + 3.250%) 0.000%, 6/30/25(9)	110	109
PharMerica Corp. Second Lien, (1 month LIBOR + 7.750%) 9.796%, 12/5/25	10	10
Prospect Medical Holdings, Inc. Tranche B-1, (1 month LIBOR + 5.500%) 7.500%, 2/22/24	55	55
U.S. Renal Care, Inc. First Lien, (3 month LIBOR + 4.250%) 6.584%, 12/30/22	54	53
Valeant Pharmaceuticals International, Inc., (1 month LIBOR + 3.000%) 4.983%, 6/2/25	20	20

		391

Housing—0.3%
84 Lumber Co. Tranche B-1, (1 month LIBOR + 5.250%) 7.341%, 10/25/23	76	76
American Builders & Contractors Supply Co., Inc. Tranche B-2, (1 month LIBOR + 2.000%) 4.094%, 10/31/23	170	168
Capital Automotive LP Tranche B, Second Lien, (1 month LIBOR + 6.000%) 8.094%, 3/24/25	37	38
CPG International LLC, (3 month LIBOR + 3.750%) 6.251%, 5/5/24	89	89
GGP, Inc. Tranche B, (3 month LIBOR + 2.500%) 0.000%, 5/7/25(9)	85	83

		454

Information Technology—0.7%
Applied Systems, Inc. Second Lien, (3 month LIBOR + 7.000%) 9.334%, 9/19/25	15	15
BMC Software Finance, Inc., (3 month LIBOR + 4.250%) 0.000%, 9/1/25(9)	140	139

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Intralinks, Inc. First Lien, (1 month LIBOR + 4.000%) 6.100%, 11/14/24	$40	$40
Kronos, Inc.
First Lien, (3 month LIBOR + 3.000%) 5.358%, 11/1/23	165	164
Second Lien, (3 month LIBOR + 8.250%) 10.608%, 11/1/24	38	39
Presidio Holdings, Inc. Tranche B, (3 month LIBOR + 2.750%) 4.995%, 2/2/24	138	138
Renaissance Holding Corp. First Lien, (3 month LIBOR + 3.250%) 5.584%, 5/30/25	170	169
SS&C Technologies Holdings, Inc.
Tranche B-3, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	196	196
Tranche B-4, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	74	74
Vertafore, Inc. Tranche B, (3 month LIBOR + 3.250%) 0.000%, 6/4/25(9)	150	149

		1,123

Manufacturing—0.4%
Accudyne Industries Borrower S.C.A., (1 month LIBOR + 3.250%) 5.344%, 8/18/24	105	105
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 6.358%, 8/17/22	152	89
Deliver Buyer, Inc., (3 month LIBOR + 5.000%) 7.307%, 5/1/24	70	70
Filtration Group Corp., (1 month LIBOR + 3.000%) 5.094%, 3/29/25	125	125
Hillman Group, Inc. (The)
(3 month LIBOR + 3.500%) 0.000%, 5/30/25(9)	15	15
(3 month LIBOR + 3.500%) 5.834%, 5/30/25	50	49
U.S. Farathane LLC Tranche B-4, (3 month LIBOR + 3.500%) 5.834%, 12/23/21	86	86

		539

Media/Telecom—Cable/Wireless Video—0.1%
Altice US Finance I Corp. 2017 Refinancing, (1 month LIBOR + 2.250%) 4.344%, 7/28/25	85	84
Telenet Financing USD LLC, (1 month LIBOR + 2.250%) 4.323%, 8/15/26	85	84

		168

	PAR VALUE	VALUE
Media/Telecom—Diversified Media—0.1%
Crown Finance US, Inc., (1 month LIBOR + 2.500%) 4.594%, 2/28/25	$150	$148
Meredith Corp., (1 month LIBOR + 3.000%) 5.094%, 1/31/25	80	80

		228

Media/Telecom—Telecommunications—0.4%
CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 4.844%, 1/31/25	199	195
Securus Technologies Holdings, Inc.
First Lien, (1 month LIBOR + 4.500%) 6.594%, 11/1/24	139	140
Second Lien, (1 month LIBOR + 8.250%) 10.344%, 11/1/25	60	60
TDC A/S, (3 month LIBOR + 3.500%) 0.000%, 6/11/25(9)	45	45
West Corp.
Tranche B-1, (1 month LIBOR + 3.500%) 5.594%, 10/10/24	50	49
Tranche B, (1 month LIBOR + 4.000%) 6.094%, 10/10/24	83	83

		572

Metals/Minerals—0.2%
Contura Energy, Inc., (1 month LIBOR + 5.000%) 7.100%, 3/18/24	81	81
Covia Holdings Corp., (3 month LIBOR + 3.750%) 6.050%, 6/1/25	155	155
Graftech International Ltd., (1 month LIBOR + 3.500%) 5.505%, 2/12/25	140	139

		375

Retail—0.1%
BJ’s Wholesale Club, Inc. Second Lien, (1 month LIBOR + 7.500%) 9.530%, 2/3/25	75	75
Neiman Marcus Group Ltd. LLC, (1 month LIBOR + 3.250%) 5.263%, 10/25/20	95	84

		159

Service—0.9%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (1 month LIBOR + 3.250%) 5.344%, 7/23/21	74	70

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Service—(continued)
Second Lien, (1 month LIBOR + 6.500%) 8.594%, 7/25/22	$93	$84
Carlisle Food Service Products, Inc.
First Lien, (3 month LIBOR + 1.000%) 1.000%, 3/20/25(16)	3	3
First Lien, (1 month LIBOR + 3.000%) 5.088%, 3/20/25	12	12
Hoya Midco LLC First Lien, (1 month LIBOR + 3.500%) 0.000%, 6/30/24(9)	110	108
Laureate Education, Inc., (1 month LIBOR + 3.500%) 5.594%, 4/26/24	75	75
NAB Holdings LLC 2018 Refinancing, (3 month LIBOR + 3.000%) 5.334%, 7/1/24	169	168
One Call Corp. First Lien, (1 month LIBOR + 5.250%) 7.323%, 11/27/22	111	106
Pearl Intermediate Parent LLC
First Lien, (3 month LIBOR + 1.875%) 3.042%, 2/14/25(16)	19	19
First Lien, (1 month LIBOR + 2.750%) 4.835%, 2/14/25	66	64
PI UK Holdco II Ltd. Tranche B-1, (1 month LIBOR + 3.500%) 5.594%, 1/3/25	170	167
Red Ventures LLC First Lien, (1 month LIBOR + 4.000%) 6.094%, 11/8/24	164	165
Sedgwick Claims Management Services, Inc. Second Lien, (3 month LIBOR + 5.750%) 7.950%, 2/28/22	210	211
TKC Holdings, Inc. First Lien, (1 month LIBOR + 3.750%) 5.850%, 2/1/23	89	88
University Support Services LLC
Tranche B, (3 month LIBOR + 3.500%) 0.000%, 6/20/25(9)	46	46
(3 month LIBOR + 3.500%) 0.000%, 6/20/25(9)	14	14

		1,400

Transportation—Automotive—0.1%
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 5.530%, 11/6/24	110	110

Utility—0.2%
APLP Holdings LP, (1 month LIBOR + 3.000%) 5.094%, 4/13/23	105	105

	PAR VALUE		VALUE
Utility—(continued)
Talen Energy Supply LLC, (1 month LIBOR + 4.000%) 6.094%, 4/15/24	$69		$69
Vistra Operations Co., LLC, (1 month LIBOR + 2.000%) 4.094%, 8/4/23	63		63

			237

TOTAL LEVERAGED LOANS (Identified Cost $8,785)			8,686

	SHARES
PREFERRED STOCKS—1.0%
Financials—0.8%
Huntington Bancshares, Inc. Series E, 5.700%	145	(11)	143
JPMorgan Chase & Co. Series V, 5.000%	80	(11)	80
Series Z, 5.300%	160	(11)	163
KeyCorp Series D, 5.000%(15)	120	(11)	117
M&T Bank Corp. Series F, 5.125%(15)	170	(11)	169
MetLife, Inc. Series D, 5.875%	75	(11)	76
PNC Financial Services Group, Inc. (The) Series R, 4.850%	155	(11)	154
Series S, 5.000%	145	(11)	144
Zions Bancorp 6.950%	6,400		183

			1,229

Industrials—0.2%
General Electric Co. Series D, 5.000%	227	(11)	224

TOTAL PREFERRED STOCKS (Identified Cost $1,432)			1,453

COMMON STOCKS—62.7%
Consumer Discretionary—15.2%
Amazon.com, Inc.(1)	3,350		5,694
Booking Holdings, Inc.(1)	510		1,034
Carnival Corp.	9,428		540
Ctrip.com International Ltd. ADR(1)	40,074		1,909
Home Depot, Inc. (The)	7,740		1,510
Las Vegas Sands Corp.	28,880		2,205
McDonald’s Corp.	5,750		901
MercadoLibre, Inc.	2,090		625
Netflix, Inc.(1)	9,150		3,581
NIKE, Inc. Class B	19,940		1,589

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Ross Stores, Inc.	15,990	$1,355
Sony Corp. Sponsored ADR	16,053	823
Starbucks Corp.	22,080	1,079

		22,845

Consumer Staples—3.0%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	6,863	602
Marine Harvest ASA Sponsored ADR	27,314	544
Monster Beverage Corp.(1)	39,860	2,284
Philip Morris International, Inc.	14,200	1,147

		4,577

Energy—3.4%
Cabot Oil & Gas Corp.	42,790	1,018
Core Laboratories N.V.	6,620	836
Eni SpA. Sponsored ADR	18,455	685
Equinor ASA. Sponsored ADR	28,215	745
Frontera Energy Corp.(1)	1,798	26
Pioneer Natural Resources Co.	5,960	1,128
TechnipFMC plc	21,822	693

		5,131

Financials—6.3%
Bank of America Corp.	77,180	2,176
BOC Hong Kong Holdings Ltd. Sponsored ADR	6,641	629
CaixaBank S.A. ADR	433,313	615
Charles Schwab Corp. (The)	19,830	1,013
China Construction Bank Corp. ADR	38,355	702
Credit Agricole S.A. ADR	82,845	543
DBS Group Holdings Ltd. Sponsored ADR	11,858	932
MarketAxess Holdings, Inc.	4,360	863
ORIX Corp. Sponsored ADR	8,955	708
SEI Investments Co.	9,240	578
UBS Group AG Registered Shares	41,083	630

		9,389

Health Care—5.3%
Allergan plc	4,716	786
Bayer AG Sponsored ADR	19,968	551
Bluebird Bio, Inc.(1)	3,385	531
Danaher Corp.	10,740	1,060
HealthEquity, Inc.(1)	19,070	1,432
ICON plc(1)	4,040	535
Illumina, Inc.(1)	4,950	1,383

	SHARES	VALUE
Health Care—(continued)
Zoetis, Inc.	19,220	$1,637

		7,915

Industrials—6.3%
Airbus SE ADR	27,595	803
Ashtead Group plc ADR	7,566	917
Caterpillar, Inc.	8,800	1,194
CoStar Group, Inc.(1)	3,050	1,258
easyJet plc Sponsored ADR	35,220	782
Golden Ocean Group Ltd.	85,581	744
Kansas City Southern	9,220	977
Nidec Corp. Sponsored ADR	21,812	819
Rockwell Automation, Inc.	3,430	570
Roper Technologies, Inc.	5,020	1,385

		9,449

Information Technology—19.7%
Accenture plc Class A	7,260	1,188
Activision Blizzard, Inc.	17,850	1,362
Alibaba Group Holding Ltd. Sponsored ADR(1)	23,210	4,306
Amphenol Corp. Class A	22,400	1,952
Arista Networks, Inc.(1)	3,790	976
Broadcom, Inc.	2,697	654
Check Point Software Technologies Ltd.(1)	5,850	572
Facebook, Inc. Class A(1)	21,790	4,234
Gartner, Inc.(1)	5,750	764
Hitachi Ltd. ADR	11,120	784
NVIDIA Corp.	11,600	2,748
Paycom Software, Inc.(1)	13,980	1,382
SAP SE Sponsored ADR	5,172	598
Tencent Holdings Ltd. ADR	34,560	1,737
Visa, Inc. Class A	22,530	2,984
Workday, Inc. Class A(1)	12,970	1,571
Yandex N.V. Class A(1)	47,370	1,701

		29,513

Materials—2.1%
Anhui Conch Cement Co., Ltd. ADR	35,067	1,008
Ecolab, Inc.	9,950	1,396
Glencore plc ADR(1)	75,340	716

		3,120

Real Estate—0.8%
British Land Co. plc (The) Sponsored ADR	64,609	577

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Real Estate—(continued)
LendLease Group Sponsored ADR	44,764	$661

		1,238

Telecommunication Services—0.3%
BT Group plc Sponsored ADR	31,866	461

Utilities—0.3%
Veolia Environnement S.A. ADR	23,003	489

TOTAL COMMON STOCKS (Identified Cost $68,649)		94,127

AFFILIATED MUTUAL FUND(17)—0.8%
Virtus Newfleet Credit Opportunities Fund – Class R6	132,261	1,271

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,322)		1,271

TOTAL LONG-TERM INVESTMENTS—99.3% (Identified Cost $125,473)		148,984	(18)

SHORT-TERM INVESTMENT—1.3%
Money Market Mutual Fund(17)—1.3%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)	1,928,770	1,929

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,929)		1,929

TOTAL INVESTMENTS—100.6% (Identified Cost $127,402)		150,913
Other assets and liabilities, net—(0.6)%		(890)

NET ASSETS—100.0%		$150,023

Abbreviations:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
ZAR	South African Rand

Footnote Legend:

(1)	Non-income producing.
(2)

Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $22,523 or 15.0% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)

This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	100% of the income received was in cash.
(9)	This loan will settle after June 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	Value shown as par value.
(12)	100 % of the income received was PIK.
(13)	Amount is less than $500.
(14)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

(15)	Interest may be forfeited.
(16)	Represents the unfunded portion of security and commitment fee earned on this portion.
(17)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(18)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

Country Weightings †
United States	68%
China	8
France	2
Japan	2
Russia	2
United Kingdom	2
Norway	1
Other	15

Total	100%

†	% of total investments as of June 30, 2018

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,367	$—	$3,367	$—
Corporate Bonds and Notes	27,152	—	27,035	117
Foreign Government Securities	5,183	—	5,183	—
Leveraged Loans	8,686	—	8,686	—
Mortgage-Backed Securities	6,758	—	6,758	—
U.S. Government Securities	987	—	987	—
Equity Securities:
Affiliated Mutual Fund	1,271	1,271	—	—
Common Stocks	94,127	94,127	—	—
Preferred Stocks	1,453	183	1,270	—
Short-Term Investment	1,929	1,929	—	—

Total Investments	$150,913	$97,510	$53,286	$117

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

JUNE 30, 2018

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Virtus Equity Trust (the “Trust”), a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates pre-payment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the NYSE, generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2018

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use options contracts to hedge against changes in the values of equities. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2018

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

The Rampart Enhanced Core Equity Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

For the period ended June 30, 2018, the average daily premiums paid by the Rampart Enhanced Core Equity Fund for purchased options were $268(reported in thousands) and the average daily premiums received by the Rampart Enhanced Core Equity Fund for written options were $530(reported in thousands).

C. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

D. LEVERAGED LOANS

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the London Interbank Offered Rate, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2018

an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As of June 30, 2018, the Funds had the following unfunded loan commitments:

Fund	Borrower	Unfunded Loan Commitment
Tactical Allocation Fund	Carlisle Food Service Products, Inc.	$3
	Pearl Intermediate Parent LLC	14
	Spectrum Holdings III Corp	4

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At June 30, 2018, the Funds did not hold any securities that were illiquid or restricted.

NOTE 3 — INVESTMENTS IN AFFILIATES

A summary of the total long-term and short-term purchases and sales of the affiliated underlying fund, during the period ended June 30, 2018, is as follows:

Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/(Loss)	Net change in unrealized appreciation (depreciation)	Shares	Value, end of period	Dividend Income	Distributions of Realized Gains
Strategic Allocation Fund
Affiliated Mutual Fund – 0.6%
Virtus Newfleet Credit
Opportunities Fund –
Class R6(1)
$ 2,810	$—	$—	$—	$(51)	287,054	$2,759	$—	—
Tactical Allocation Fund
Affiliated Mutual Fund – 0.8%
Virtus Newfleet Credit
Opportunities Fund –
Class R6(1)
1,295	—	—	—	(24)	132,261	1,271	—	—

$ 4,105	$—	$—	$—	$(75)	410,315	$4,030	$—	$—

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2018

NOTE 4 — REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Funds’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 5 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    8/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    8/29/2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial
Officer, and Treasurer
(principal financial officer)

Date    8/29/2018

* Print the name and title of each signing officer under his or her signature.